UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 29

Date of reporting period: August 31, 2019

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Each, a series of Aspiriant Trust

Semi-Annual Report

August 31, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.aspiriantfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically any time by contacting your client service team or, if you are a direct investor, by calling 877-997-9971.

You may elect to receive all future reports in paper free of charge at any time by contacting your client service team or, if you are a direct investor, by calling 877-997-9971. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Aspiriant Funds.

ASPIRIANT TRUST

TABLE OF CONTENTS

Summaries of Investments	2
Schedules of Investments	6
Statements of Assets and Liabilities	39
Statements of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	43
Notes to Financial Statements	47
Other Information	65
Expense Examples	67

2

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Summary of Investments

As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	6.7%
Communications	4.3%
Consumer Staples	3.9%
Technology	3.6%
Consumer Discretionary	3.5%
Health Care	3.2%
Utilities	2.9%
Other	1.8%
Total Common Stocks	29.9%
Exchange-Traded Funds	24.3%
Open-End Mutual Fund	19.4%
Preferred Stocks	0.2%
Private Fund	9.0%
Short-Term Investments	21.8%
Total Investments	104.6%
Liabilities in excess of other assets	(4.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	11.4%
Medical	10.3%
General Obligation	6.1%
Transportation	5.1%
Development	4.8%
Education	4.4%
Airport	3.9%
Water	3.4%
Higher Education	2.5%
School District	2.4%
Housing	1.4%
Tobacco Settlement	1.4%
Multifamily Housing	1.3%
Other	5.0%
Total Municipal Bonds	63.4%
Closed-End Mutual Funds	0.6%
Open-End Mutual Fund	19.7%
Private Funds	12.9%
Short-Term Investment	2.9%
Total Investments	99.5%
Other assets less liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Global Allocation	53.7%
Global Macro	2.0%
Managed Futures	2.0%
Total Open-End Mutual Funds	57.7%
Exchange-Traded Funds
Global Allocation	2.2%
Real Asset	1.9%
Total Exchange-Traded Funds	4.1%
Private Funds
Global Allocation	14.3%
Merger Arbitrage	8.4%
Total Private Funds	22.7%
Short-Term Investment	15.3%
Total Investments	99.8%
Other assets less liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

5

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	94.2%
Foreign	2.6%
Total Open-End Mutual Funds	96.8%
Short-Term Investment	3.2%
Total Investments	100.0%
Liabilities in excess of other assets	(0.0)%[1]
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

6

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Schedule of Investments

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 29.9%
	AUSTRALIA — 0.4%
47,500	Bendigo and Adelaide Bank Ltd.	$357,300
62,226	Dexus - REIT	540,453
14,768	Evolution Mining Ltd.	51,764
52,680	Newcrest Mining Ltd.	1,316,668
616,742	Scentre Group - REIT	1,676,367
14,302	Wesfarmers Ltd.	376,664
		4,319,216
	AUSTRIA — 0.0%[1]
4,534	Agrana Beteiligungs A.G.	79,729
235	Oberbank A.G.	24,638
885	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	21,788
		126,155
	BELGIUM — 0.3%
2,800	Ageas	150,016
25,661	Colruyt S.A.	1,313,966
27,815	Proximus SADP	822,633
11,339	UCB S.A.	847,475
		3,134,090
	BERMUDA — 0.5%
34,077	Arch Capital Group Ltd.*	1,346,042
5,929	Asian Growth Properties Ltd.*	76
14,636	Assured Guaranty Ltd.	622,762
8,000	CK Infrastructure Holdings Ltd.	53,856
5,595	Credicorp Ltd.	1,158,836
5,896	Everest Re Group Ltd.	1,390,748
57,000	NWS Holdings Ltd.	97,986
960	Ocean Wilsons Holdings Ltd.	10,396
122,000	Public Financial Holdings Ltd.	47,114
7,321	RenaissanceRe Holdings Ltd.	1,321,807
6,000	Wing On Co. International Ltd.	17,047
		6,066,670
	BRAZIL — 0.1%
14,698	Banco do Brasil S.A. - ADR	163,295
106,725	Telefonica Brasil S.A. - ADR[2]	1,383,156
		1,546,451
	CANADA — 1.3%
4,984	Agnico Eagle Mines Ltd.[2]	311,949
6,200	ATCO Ltd.	221,568
17,931	Bank of Montreal	1,229,851
38,824	Bank of Nova Scotia[2]	2,065,825

Number of Shares		Value
	COMMON STOCKS (Continued)
	CANADA (Continued)
40,200	Barrick Gold Corp.[2]	$779,076
25,001	BCE, Inc.	1,183,047
1,500	Calian Group Ltd.	38,474
18,263	Dundee Precious Metals, Inc.*	72,015
15,100	Emera, Inc.	654,175
29,900	Fortis, Inc.	1,234,492
21,616	Franco-Nevada Corp.	2,111,019
8,058	George Weston Ltd.	654,675
6,852	Magna International, Inc.	343,354
13,400	Rogers Communications, Inc. - Class B	663,357
36,952	Royal Bank of Canada	2,762,912
24,956	Toronto-Dominion Bank	1,352,822
		15,678,611
	CHILE — 0.1%
35,706	Banco de Chile - ADR	1,017,978
6,357	Cia Cervecerias Unidas S.A. - ADR	143,668
42,388	Enel Americas S.A. - ADR	346,734
		1,508,380
	CHINA — 0.3%
1,156,000	Bank of China Ltd. - Class H	442,022
36,850	China Construction Bank Corp. - ADR	543,906
201,000	China Shenhua Energy Co., Ltd.	394,431
156,100	China Telecom Corp. Ltd.	69,753
3,260	China Telecom Corp. Ltd. - ADR	145,624
740,000	Dongfeng Motor Group Co., Ltd.	685,688
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,525,131
		3,806,555
	COLOMBIA — 0.0%[1]
1,338	Bancolombia S.A. - ADR	66,632

	CURACAO — 0.0%[1]
3,552	Retail Holdings N.V.	8,525

	DENMARK — 0.3%
9,920	Carlsberg A/S - Class B	1,465,261
9,221	Coloplast A/S - Class B	1,099,228
5,130	Demant A/S*	155,433
15,654	Novo Nordisk A/S - ADR	815,730

7

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DENMARK (Continued)
7,059	Pandora A/S	$300,314
		3,835,966
	FINLAND — 0.0%[1]
1,022	Olvi OYJ	39,875

	FRANCE — 0.4%
768	Baikowski SAS*	13,507
357	Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	38,655
138	Caisse Regionale de Credit Agricole Mutuel Toulouse 31	18,959
18,103	Cie Generale des Etablissements Michelin	1,905,872
46,175	Engie S.A.	702,083
415	Fleury Michon S.A.	14,933
438	Gaumont S.A.	54,156
171	Laurent-Perrier	17,102
542	L’Oreal S.A.	147,996
5,619	NetGem S.A.	6,012
255	Pernod Ricard S.A.	48,682
768	PSB Industries S.A.	21,093
7,443	Renault S.A.	426,906
369	Societe Fonciere Lyonnaise S.A. - REIT	26,442
31,868	Veolia Environnement S.A.	762,092
2,946	Veolia Environnement S.A. - ADR	70,527
213	Voyageurs du Monde	25,096
		4,300,113
	GERMANY — 0.2%
7,890	Allianz S.E. - ADR	173,580
36,338	Deutsche Telekom A.G.	606,650
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,154,038
1,191	MVV Energie A.G.	33,432
6,181	Talanx A.G.	256,428
		2,224,128
	GUERNSEY — 0.3%
55,863	Amdocs Ltd.	3,616,571

	HONG KONG — 1.5%
52	AIA Group Ltd.	503
2,000	Allied Group Ltd.	10,204
69,500	BOC Hong Kong Holdings Ltd.	233,744

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
250,500	China Mobile Ltd.	$2,072,784
43,264	China Mobile Ltd. - ADR[2]	1,787,236
26,635	China Unicom Hong Kong Ltd. - ADR[2]	264,752
64,000	Chinney Investments Ltd.	20,377
176,500	CLP Holdings Ltd.	1,816,396
5,314	CNOOC Ltd. - ADR[2]	787,747
42,910	Hang Seng Bank Ltd.	893,863
13,000	Harbour Centre Development Ltd.	21,156
435,000	HK Electric Investments and HK Electric Investments Ltd.[3]	416,532
1,128,000	HKT Trust and HKT Ltd.[3]	1,762,089
60,000	Hon Kwok Land Investment Co., Ltd.	27,512
79,000	Hysan Development Co., Ltd.	319,398
392,117	Link REIT	4,395,758
58	MTR Corp. Ltd.	336
132,500	Power Assets Holdings Ltd.	881,047
25,000	Sun Hung Kai Properties Ltd.	353,376
57,990	Swire Pacific Ltd. - Class A	567,287
305,800	Swire Properties Ltd.	1,002,327
		17,634,424
	INDIA — 0.2%
16,368	Dr Reddy’s Laboratories Ltd. - ADR	585,156
129,160	Infosys Ltd. - ADR[2]	1,484,048
		2,069,204
	INDONESIA — 0.0%[1]
5,628	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	176,832

	IRELAND — 0.1%
2,353	Accenture PLC - Class A	466,294
1,448	Jazz Pharmaceuticals PLC*	185,561
3,718	Medtronic PLC	401,135
		1,052,990
	ISRAEL — 0.6%
138,136	Bank Hapoalim B.M.*	1,013,483
14,052	Check Point Software Technologies Ltd.*	1,513,400
2,488	Dor Alon Energy in Israel 1988 Ltd.	44,965
2,131	Elbit Systems Ltd.	330,348
3,652	Maabarot Products Ltd.	50,922
98	Malam - Team Ltd.	15,816

8

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
6,868	Minrav Projects Ltd.	$11,132
25,774	Mizrahi Tefahot Bank Ltd.	593,756
97	Neto ME Holdings Ltd.	9,127
17,771	Nice Ltd. - ADR*	2,723,406
2,916	Taro Pharmaceutical Industries Ltd.	224,124
3,225	Victory Supermarket Chain Ltd.	39,150
		6,569,629
	ITALY — 0.1%
179,870	A2A S.p.A.	317,122
10,096	Assicurazioni Generali S.p.A.	183,520
45,854	Enel S.p.A.	332,662
30,621	Hera S.p.A.	122,257
145,174	Iren S.p.A.	394,672
2,700	Orsero S.p.A.	21,662
		1,371,895
	JAPAN — 3.4%
13,200	ABC-Mart, Inc.	843,110
10,900	Aeon Hokkaido Corp.	74,374
2,200	Alps Logistics Co., Ltd.	14,745
35	Astellas Pharma, Inc.	483
1,400	Bandai Namco Holdings, Inc.	82,261
3,600	Biofermin Pharmaceutical Co., Ltd.	70,635
35,900	Bridgestone Corp.	1,359,587
1,400	Bull-Dog Sauce Co., Ltd.	14,694
41	Canadian Solar Infrastructure Fund, Inc.	40,823
1,600	Canare Electric Co., Ltd.	25,812
67	Canon, Inc.	1,737
5,500	Choushimaru Co., Ltd.	63,485
7,900	Chugoku Electric Power Co., Inc.	100,879
3,200	Coco’s Japan Co., Ltd.	38,747
1,100	Daiichi Kensetsu Corp.	17,941
2,800	Dainichi Co., Ltd.	15,967
4,100	DCM HOLDINGS Co., Ltd.	40,687
1,200	Dynac Holdings Corp.	17,720
3,200	FamilyMart Co., Ltd.	73,675
17,400	FUJIFILM Holdings Corp.	744,205
400	Fuso Pharmaceutical Industries Ltd.	7,400
4,000	Gourmet Kineya Co., Ltd.	43,824
1,100	Hakuyosha Co., Ltd.	28,755
4,800	Hokkaido Electric Power Co., Inc.	24,336

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
32	Industrial & Infrastructure Fund Investment Corp. - REIT	$45,023
2,800	Isewan Terminal Service Co., Ltd.	21,102
15,000	Isuzu Motors Ltd.	161,093
10,000	Itochu Corp.	199,226
2,800	Itochu Techno-Solutions Corp.	77,058
156,500	Japan Airlines Co., Ltd.	4,884,616
44	Japan Logistics Fund, Inc. - REIT	111,735
47,300	Japan Post Bank Co., Ltd.	430,642
128,000	Japan Post Holdings Co., Ltd.	1,163,149
53	Japan Rental Housing Investments, Inc. - REIT	49,034
42,800	Japan Tobacco, Inc.	903,499
300	JFE Container Co., Ltd.	11,165
3,335	Kakiyasu Honten Co., Ltd.	64,968
9,016	Kamigumi Co., Ltd.	211,139
1,000	Kao Corp.	72,159
500	Kato Sangyo Co., Ltd.	14,638
132,487	KDDI Corp.	3,528,900
7,066	KFC Holdings Japan Ltd.	144,531
10,400	King Co., Ltd.	50,413
3,000	Kohsoku Corp.	33,799
5,000	Makita Corp.	147,048
2,700	Maxvalu Tohoku Co., Ltd.*	35,339
705	Maxvalu Tokai Co., Ltd.	12,818
5,500	Medipal Holdings Corp.	116,746
500	MEIJI Holdings Co., Ltd.	34,712
1,000	Meiko Trans Co., Ltd.	11,772
32	Mitsubishi Estate Logistics REIT Investment Corp.	97,885
7,700	Miyoshi Oil & Fat Co., Ltd.	78,005
806,500	Mizuho Financial Group, Inc.	1,171,876
88	Mori Trust Sogo Reit, Inc. - REIT	158,607
1,000	Morishita Jintan Co., Ltd.	19,369
1,200	Morozoff Ltd.	53,916
2,400	Nakayamafuku Co., Ltd.	11,036
14,100	Nichia Steel Works Ltd.	36,971
400	Nihon Shokuhin Kako Co., Ltd.	5,283
6,100	Nippon Flour Mills Co., Ltd.	95,056
20	Nippon Prologis REIT, Inc. - REIT	54,174
108,500	Nippon Telegraph & Telephone Corp.	5,201,261

9

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
33,474	Nippon Telegraph & Telephone Corp. - ADR	$1,604,409
5,800	Nissin Foods Holdings Co., Ltd.	401,990
2,900	Nissui Pharmaceutical Co., Ltd.	32,024
2,000	Nittobest Corp.	15,306
278,059	NTT DOCOMO, Inc.	7,014,282
20,833	NTT DOCOMO, Inc. - ADR	526,450
1,300	Okinawa Cellular Telephone Co.	42,448
112	Orix JREIT, Inc. - REIT	236,232
14,266	Otsuka Holdings Co., Ltd.	586,250
6,000	OUG Holdings, Inc.	149,379
5,400	Paris Miki Holdings, Inc.	13,980
1,492	Plant Co., Ltd.	9,599
53	Premier Investment Corp. - REIT	74,268
1,500	Resol Holdings Co., Ltd.	54,882
2,000	Rock Paint Co., Ltd.	14,576
1,400	S&B Foods, Inc.	52,633
5,100	Secom Co., Ltd.	434,550
40,000	Sekisui House Ltd.	709,429
18,200	Seven & i Holdings Co., Ltd.	643,668
1,234	Shin-Etsu Chemical Co., Ltd.	124,294
2,600	Shofu, Inc.	37,053
83,000	Softbank Corp.	1,164,000
136	Star Asia Investment Corp. - REIT	145,392
7,700	Sumitomo Mitsui Financial Group, Inc.	252,315
14,041	Suntory Beverage & Food Ltd.	605,033
2,000	Suzuken Co., Ltd.	107,380
1,100	Taiko Bank Ltd.	17,853
7,000	Tohoku Electric Power Co., Inc.	69,936
93,200	Tokyo Electric Power Co., Inc.*	443,588
600	Tokyu Recreation Co., Ltd.	28,149
6	Toyota Motor Corp.	393
1,437	Toyota Motor Corp. - ADR	187,715
14,500	Trend Micro, Inc.	701,399
1,200	Unicafe, Inc.	10,954
13	Unicharm Corp.	399
38	United Urban Investment Corp. - REIT	71,245
5,000	Weds Co., Ltd.	28,322
586	Yamaguchi Financial Group, Inc.	3,718
2,600	Yamazawa Co., Ltd.	39,828
3,008	Yashima Denki Co., Ltd.	24,693

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
2,100	Yomeishu Seizo Co., Ltd.	$37,362
200	Yonkyu Co., Ltd.	2,743
		39,985,764
	JERSEY — 0.1%
350,550	Highland Gold Mining Ltd.	982,122

	NETHERLANDS — 0.5%
247,039	Fiat Chrysler Automobiles N.V.	3,230,722
34,843	Koninklijke Ahold Delhaize N.V.	816,212
10,135	Koninklijke Ahold Delhaize N.V. - ADR	237,645
33,752	NN Group N.V.	1,130,992
		5,415,571
	NEW ZEALAND — 0.2%
4,384	Briscoe Group Ltd.*	9,799
19,012	Contact Energy Ltd.	100,337
1,125	EBOS Group Ltd.	16,808
120,276	Genesis Energy Ltd.	260,690
227,190	Goodman Property Trust - REIT	312,030
23,400	Kathmandu Holdings Ltd.	38,459
75,128	Mercury NZ Ltd.	245,417
11,830	Oceania Healthcare Ltd.	7,673
4,632	PGG Wrightson Ltd.	6,888
52,325	Property for Industry Ltd.	77,626
24,994	Sanford Ltd.	105,468
302,950	Spark New Zealand Ltd.	843,397
45,654	Stride Property Group[3]	66,996
32,857	Trustpower Ltd.	160,404
30,318	Warehouse Group Ltd.	42,409
		2,294,401
	NORWAY — 0.3%
27,446	Mowi A.S.A.	656,528
2,681	Olav Thon Eiendomsselskap A.S.A.	41,865
137,075	Orkla A.S.A.	1,255,872
56,429	Telenor A.S.A.	1,158,130
3,840	Yara International A.S.A.	166,405
		3,278,800
	PHILIPPINES — 0.0%[1]
25,183	PLDT, Inc. - ADR[2]	558,811

10

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PORTUGAL — 0.0%[1]
134,387	REN - Redes Energeticas Nacionais SGPS S.A.	$376,728

	SINGAPORE — 0.2%
25,000	DBS Group Holdings Ltd.	440,827
7,499	DBS Group Holdings Ltd. - ADR	527,105
22,600	Fraser and Neave Ltd.	27,837
17,600	Hotel Grand Central Ltd.*	16,201
31,300	IREIT Global - REIT	16,795
44,500	Keong Hong Holdings Ltd.	13,641
8,000	Keppel Corp. Ltd.	33,622
235,003	Keppel Infrastructure Trust	87,187
39,324	Sheng Siong Group Ltd.	33,411
732,000	Singapore Telecommunications Ltd.	1,669,694
		2,866,320
	SOUTH KOREA — 0.1%
48,581	SK Telecom Co., Ltd. - ADR	1,063,924

	SPAIN — 0.1%
3,785	Endesa S.A.	97,278
61,099	Repsol S.A.	888,959
		986,237
	SWEDEN — 0.2%
5,312	Axfood A.B.	111,448
34,143	ICA Gruppen A.B.	1,675,455
5,731	Industrivarden A.B. - A Shares	123,197
4,787	L E Lundbergforetagen A.B. - B Shares	179,474
		2,089,574
	SWITZERLAND — 1.1%
880	Alcon, Inc.*	53,645
1,255	Allreal Holding A.G.	240,482
455	Alpiq Holding A.G.*	32,410
26	Basellandschaftliche Kantonalbank	23,905
158	Berner Kantonalbank A.G.	34,481
881	BFW Liegenschaften A.G.	38,898
6,892	BKW A.G.	450,185
9,993	Chubb Ltd.	1,561,706
316	Emmi A.G.	255,561
6,065	Garmin Ltd.	494,722
1,400	Helvetia Holding A.G.	182,999
354	Intershop Holding A.G.	190,462

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
9,413	Nestle S.A.	$1,057,781
7,504	Nestle S.A. - ADR	843,375
12,558	Novartis A.G.	1,132,163
4,401	Novartis A.G. - ADR	396,574
125	Plazza A.G.	32,079
4,397	Roche Holding A.G.	1,201,525
5,960	Roche Holding A.G. - ADR	203,713
6,238	Sonova Holding A.G.	1,449,834
723	Swiss Life Holding A.G.	343,806
5,303	Swisscom A.G.[2]	2,654,865
440	Zurich Insurance Group A.G.	156,797
2,010	Zurich Insurance Group A.G. - ADR	71,456
		13,103,424
	TAIWAN — 0.6%
99,648	Chunghwa Telecom Co., Ltd. - ADR[2]	3,437,856
78,228	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,334,860
66,650	United Microelectronics Corp. - ADR[2]	140,631
		6,913,347
	THAILAND — 0.0%[1]
11,781	Kasikornbank PCL - ADR	246,576

	UNITED KINGDOM — 1.5%
397,370	3i Group PLC	5,312,247
24,925	Amino Technologies PLC	35,788
7,822	Aptitude Software Group PLC	57,243
55,704	Berkeley Group Holdings PLC	2,660,422
60,383	British American Tobacco PLC - ADR[2]	2,119,443
37,590	Britvic PLC	397,627
5,848	Burberry Group PLC	154,774
50,693	Carnival PLC	2,135,440
16,621	Diageo PLC	711,608
6,885	Eco Animal Health Group PLC	30,997
5,443	Eurocell PLC	13,260
11,477	Finsbury Food Group PLC	8,938
14,967	Harworth Group PLC	23,159
47,483	HSBC Holdings PLC - ADR[2]	1,704,640
13,159	Marshall Motor Holdings PLC	23,217
44,142	National Grid PLC	462,370
6,346	Palace Capital PLC	21,274
401,348	Petropavlovsk PLC*	48,769

11

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
5,302	RELX PLC	$127,228
19,352	Royal Dutch Shell PLC - Class A - ADR	1,075,971
17,713	Shoe Zone PLC	28,450
1,638	System1 Group PLC	4,365
1,801	Unilever PLC	113,784
		17,271,014
	UNITED STATES — 14.9%
524	1st Source Corp.	23,250
2,518	Aaron’s, Inc.	161,429
7,272	Adtalem Global Education, Inc.*,2	310,660
56,139	Aflac, Inc.	2,817,055
796	Allstate Corp.	81,502
978	Alphabet, Inc. - Class A*	1,164,338
349	Amazon.com, Inc.*	619,925
1,947	Ameren Corp.	150,211
7,386	American Eagle Outfitters, Inc.	124,233
7,842	American Electric Power Co., Inc.	714,798
5,406	American Equity Investment Life Holding Co.	116,499
17,403	American Financial Group, Inc.	1,757,180
24,548	American National Insurance Co.	2,800,190
1,144	America’s Car-Mart, Inc.*	98,132
676	ANSYS, Inc.*	139,635
12,159	Anthem, Inc.	3,179,822
2,213	Apollo Commercial Real Estate Finance, Inc. - REIT	41,051
10,035	Apple, Inc.	2,094,706
11,153	Archer-Daniels-Midland Co.	424,371
1,368	Arthur J. Gallagher & Co.	124,091
95,150	AT&T, Inc.	3,354,989
417	Atmos Energy Corp.	45,966
4,354	Automatic Data Processing, Inc.	739,483
83,011	Avangrid, Inc.	4,195,376
891	Avidbank Holdings, Inc.*	20,734
27,611	Avista Corp.[2]	1,294,956
2,571	BancFirst Corp.	138,242
19,227	Bank of America Corp.	528,935
2,087	Bank of Hawaii Corp.[2]	172,553
1,800	BankFinancial Corp.	20,988
7,522	Baxter International, Inc.	661,560
5,661	Baycom Corp.*	125,108

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
711	Becton, Dickinson and Co.	$180,537
4,616	Berkshire Hathaway, Inc.*	938,941
2,876	Biogen, Inc.*	632,001
2,450	Bio-Rad Laboratories, Inc. - Class A*	827,390
33,212	BlackRock TCP Capital Corp.[2]	446,701
2,481	Blackstone Mortgage Trust, Inc. - Class A - REIT	86,339
1,084	BOK Financial Corp.	82,536
4,029	Booz Allen Hamilton Holding Corp.	304,230
7,037	Brady Corp. - Class A	332,217
9,855	Brown & Brown, Inc.	363,551
911	CACI International, Inc. - Class A*	202,506
8,193	Cadence Design Systems, Inc.*	561,057
5,068	Capitol Federal Financial, Inc.	68,266
1,573	Career Education Corp.*	32,262
3,037	Cathay General Bancorp[2]	100,798
708,107	Centamin PLC	1,247,662
22,442	CenterPoint Energy, Inc.	621,419
5,106	Central Pacific Financial Corp.	142,049
5,533	Chemed Corp.	2,376,037
10,734	Chemours Co.[2]	152,101
5,174	Church & Dwight Co., Inc.	412,782
1,723	Churchill Downs, Inc.[2]	212,377
95,391	Ciena Corp.*	3,904,354
3,731	Cigna Corp.	574,462
426	Cintas Corp.	112,379
104,690	Cisco Systems, Inc.	4,900,539
14,307	CIT Group, Inc.	609,335
2,448	Citigroup, Inc.	157,529
11,307	Citizens Financial Group, Inc.	381,498
4,062	Citrix Systems, Inc.	377,685
2,522	CMS Energy Corp.	159,012
17,148	CNA Financial Corp.	808,185
20,660	Coca-Cola Co.	1,137,126
11,305	Colgate-Palmolive Co.	838,266
9,855	Columbia Sportswear Co.[2]	924,300
9,929	Commerce Bancshares, Inc.	566,648
4,253	Consolidated Edison, Inc.	378,091
7,323	Costco Wholesale Corp.	2,158,527
5,939	Danaher Corp.	843,873
8,186	Darden Restaurants, Inc.	990,342

12

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,582	Deckers Outdoor Corp.*,2	$233,266
7,346	Dell Technologies, Inc. - Class C*	378,539
9,043	Denny’s Corp.*	213,324
31,342	Dolby Laboratories, Inc. - Class A	1,929,414
2,095	Dollar General Corp.	327,009
2,153	Dominion Energy, Inc.	167,137
10,595	DTE Energy Co.	1,373,748
21,842	Duke Energy Corp.	2,025,627
11,266	East West Bancorp, Inc.	463,371
8,003	Eli Lilly & Co.	904,099
1,025	Ellington Financial, Inc.[2]	17,907
15,231	Encompass Health Corp.	925,893
9,896	Equity Commonwealth - REIT	333,099
4,508	Estee Lauder Cos., Inc. - Class A	892,539
37,931	Evergy, Inc.	2,465,515
104,704	Exelon Corp.	4,948,311
4,786	Expeditors International of Washington, Inc.	340,285
2,569	F5 Networks, Inc.*	330,708
37,273	Fifth Third Bancorp	985,871
2,407	First Financial Corp.	97,724
26,234	First Horizon National Corp.	415,284
1,216	First Northern Community Bancorp*	13,802
4,320	Flagstar Bancorp, Inc.[2]	157,032
8,919	FLIR Systems, Inc.	439,439
20,081	Foot Locker, Inc.[2]	726,731
78,516	Gap, Inc.[2]	1,239,768
2,076	Genomic Health, Inc.*	159,146
2,986	Genuine Parts Co.	269,606
17,088	Globe Life, Inc.	1,525,275
2,024	Graham Holdings Co. - Class B	1,425,017
3,122	Granite Point Mortgage Trust, Inc. - REIT	57,101
3,866	Hancock Whitney Corp.	135,735
1,321	Hanger, Inc.*	24,940
1,395	Hanover Insurance Group, Inc.	185,744
455	Hartford Financial Services Group, Inc.	26,517
31,390	Hawaiian Electric Industries, Inc.[2]	1,393,716
2,896	HCA Healthcare, Inc.	348,099
6,234	Herman Miller, Inc.	263,574
6,395	Hilltop Holdings, Inc.	151,881

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,402	Home Depot, Inc.	$1,914,900
1,892	HomeStreet, Inc.*,2	49,892
3,067	Hope Bancorp, Inc.	41,128
81,852	Hormel Foods Corp.[2]	3,487,714
5,204	Humana, Inc.	1,473,825
1,241	IBERIABANK Corp.	85,617
2,501	Independent Bank Corp.	48,594
134,247	Intel Corp.	6,364,650
3,379	Inter Parfums, Inc.	217,236
4,757	International Speedway Corp. - Class A	214,160
28,132	Interpublic Group of Cos., Inc.	559,264
823	J&J Snack Foods Corp.[2]	158,888
247	John B Sanfilippo & Son, Inc.[2]	22,872
476	John Wiley & Sons, Inc. - Class A2	21,182
9,344	Johnson & Johnson	1,199,396
10,692	JPMorgan Chase & Co.	1,174,623
6,138	Kearny Financial Corp.	77,216
396	Keurig Dr Pepper, Inc.[2]	10,803
4,247	Kimberly-Clark Corp.	599,294
5,641	KKR Real Estate Finance Trust, Inc. - REIT[2]	106,671
4,672	Laboratory Corp. of America Holdings*	782,840
7,026	Lancaster Colony Corp.	1,025,094
18,470	Lincoln National Corp.	976,694
1,768	Lockheed Martin Corp.	679,107
5,483	Lululemon Athletica, Inc.*	1,012,546
2,658	M&T Bank Corp.	388,626
1,442	Marcus Corp.	48,394
499	Masimo Corp.*	76,472
7,452	Materion Corp.	438,476
2,869	MAXIMUS, Inc.	220,741
421	McCormick & Co., Inc.	68,568
7,071	McDonald’s Corp.	1,541,266
8,343	MDU Resources Group, Inc.[2]	224,343
8,947	Merck & Co., Inc.	773,647
6,590	MetLife, Inc.	291,937
957	Mettler-Toledo International, Inc.*	628,548
143,214	MFA Financial, Inc. - REIT	1,026,844
12,827	MGIC Investment Corp.[2]	162,262
6,761	Microsoft Corp.	932,071

13

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
375	Monster Beverage Corp.*	$22,001
2,858	Motorola Solutions, Inc.	517,041
1,128	National HealthCare Corp.	91,142
6,043	National Instruments Corp.	253,806
1,052	NBT Bancorp, Inc.[2]	36,788
2,379	New Media Investment Group, Inc.[2]	20,888
6,364	Newmont Goldcorp Corp.	253,860
48,591	News Corp.	668,126
211	NextEra Energy, Inc.	46,226
1,378	NIKE, Inc. - Class B	116,441
13,089	Northwest Bancshares, Inc.	206,937
38	NVR, Inc.*	136,762
3,572	Omnicom Group, Inc.[2]	271,686
318	ONE Gas, Inc.	29,132
11,518	Oritani Financial Corp.[2]	197,303
5,910	Paychex, Inc.	482,847
744	Peoples Bancorp, Inc.	22,848
14,329	PepsiCo, Inc.	1,959,204
112,078	Pfizer, Inc.	3,984,373
2,226	Phibro Animal Health Corp. - Class A	45,967
14,475	Pinnacle West Capital Corp.	1,379,612
4,126	PNC Financial Services Group, Inc.	531,965
1,352	Portland General Electric Co.	76,915
9,894	Prestige Consumer Healthcare, Inc.*,2	315,421
20,148	Procter & Gamble Co.	2,422,395
1,930	Progress Software Corp.	72,915
6,808	Provident Financial Services, Inc.	162,098
11,699	Prudential Financial, Inc.	936,973
33,724	Public Service Enterprise Group, Inc.	2,039,291
4,776	Public Storage - REIT	1,264,398
3,523	Quest Diagnostics, Inc.	360,650
12,984	Radian Group, Inc.	292,789
721	Raytheon Co.	133,616
500	Reading International, Inc.*	6,200
4,354	Regions Financial Corp.	63,655
2,173	Reinsurance Group of America, Inc.	334,577
9,285	Reliance Steel & Aluminum Co.	902,781
17,358	Republic Services, Inc.	1,549,202
2,143	ResMed, Inc.	298,520
4,366	Robert Half International, Inc.	233,450
12,526	Royal Gold, Inc.[2]	1,670,718

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
13,739	Scholastic Corp.[2]	$481,827
20	Seaboard Corp.[2]	82,604
17,672	Service Corp. International[2]	818,214
1,415	Southern Copper Corp.	44,714
12,791	Star Group LP	117,677
3,700	Starbucks Corp.	357,272
49,531	Starwood Property Trust, Inc. - REIT	1,160,511
5,344	Stryker Corp.	1,179,207
7,363	Synopsys, Inc.*	1,044,147
22,974	Sysco Corp.	1,707,657
3,144	Tech Data Corp.*	291,543
3,869	Texas Instruments, Inc.	478,789
30,986	TJX Cos., Inc.	1,703,300
26,687	Tootsie Roll Industries, Inc.[2]	978,879
5,074	Tractor Supply Co.	516,939
1,959	Travelers Cos., Inc.	287,895
13,271	Trustmark Corp.[2]	433,696
5,870	U.S. Bancorp	309,290
235	Umpqua Holdings Corp.	3,692
8,581	UnitedHealth Group, Inc.	2,007,954
1,594	Universal Corp.	79,796
8,770	Universal Health Services, Inc. - Class B	1,267,967
65,156	Urban Outfitters, Inc.*,2	1,525,302
6,497	USANA Health Sciences, Inc.*,2	441,601
5,676	Valero Energy Corp.	427,289
5,526	Varian Medical Systems, Inc.*	585,369
13,452	Verizon Communications, Inc.	782,368
4,836	Visa, Inc. - Class A2	874,446
13,328	Voya Financial, Inc.[2]	657,337
1,161	W.R. Berkley Corp.	82,721
1,487	W.W. Grainger, Inc.	406,918
70,262	Walmart, Inc.	8,028,136
9,131	Walt Disney Co.	1,253,321
12,632	Washington Federal, Inc.	449,699
10,102	Waste Management, Inc.	1,205,674
939	WD-40 Co.[2]	171,180
2,132	WEC Energy Group, Inc.	204,182
34,736	Werner Enterprises, Inc.[2]	1,135,173
12,501	Yum! Brands, Inc.	1,459,867

14

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,336	Zoetis, Inc.	$674,577
		175,956,321
	TOTAL COMMON STOCKS
	(Cost $288,113,878)	352,541,846

	EXCHANGE-TRADED FUNDS — 24.3%
1,761,978	iShares Core MSCI Emerging Markets ETF[2]	85,050,678
2,199,029	iShares Edge MSCI Min Vol Emerging Markets ETF[2]	124,882,857
551,168	iShares Edge MSCI Min Vol Global ETF[2]	51,594,837
341,480	iShares MSCI ACWI ETF[2]	24,630,952

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $268,260,145)	286,159,324

	OPEN-END MUTUAL FUND — 19.4%
9,636,456	GMO Quality Fund - Class VI	229,154,915

	TOTAL OPEN-END MUTUAL FUND
	(Cost $202,472,738)	229,154,915

	PREFERRED STOCKS — 0.2%
	GERMANY — 0.2%
25,551	Porsche Automobil Holding S.E.	1,604,870

	SWEDEN — 0.0%[1]
2,291	Akelius Residential Property AB	81,362

	TOTAL PREFERRED STOCKS
	(Cost $1,592,851)	1,686,232

	PRIVATE FUND — 9.0%
	RIEF Strategic Partners Fund LLC*	106,073,613
	TOTAL PRIVATE FUND
	(Cost $100,000,000)	106,073,613

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 21.8%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 6.9%
	Collateral Pool Allocation[4]	$81,532,126

	MONEY MARKET FUNDS — 14.9%
175,545,445	JPMorgan Prime Money Market Fund - Institutional Shares, 2.15%[5]	175,615,663

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $257,112,966)	257,147,789

	TOTAL INVESTMENTS — 104.6%
	(Cost $1,117,552,578)	1,232,763,719
	Liabilities in excess of other assets — (4.6)%	(54,141,034)

	TOTAL NET ASSETS — 100.0%	$1,178,622,685

*	Non-income producing security.

[1]	Rounds to less than 0.05%.

[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $91,693,782.

[3]	Comprised of securities in separate entities that are traded as a single stapled security.

[4]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[5]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 63.4%
	ALABAMA — 0.9%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 10/7/20191 2	$506,775
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	4,131,905
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	577,185
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	3,100,914
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,103,400
1,710,000	2.34% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,695,294
475,000	Tuscaloosa County Industrial Development Authority, 4.50%, 05/1/2032, Call 05/1/2029[4]	540,749
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,450,278
		14,106,500
	ALASKA — 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 12/1/2019	1,204,632

	ARIZONA — 1.6%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,563,780
500,000	5.00%, 02/1/2043, Call 02/1/2023	543,495
	Arizona Industrial Development Authority
1,195,000	4.00%, 03/1/2027[4]	1,270,357
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	580,938
230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/2027[4]	238,252
	City of Mesa Utility System Revenue
250,000	5.00%, 07/1/2034, Call 07/1/2028	319,118
2,000,000	5.00%, 07/1/2035, Call 07/1/2029	2,600,040

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$2,000,000	City of Phoenix Civic Improvement Corp., 5.00%, 07/1/2038, Call 07/1/2028	$2,514,320
1,500,000	County of Pima, 4.00%, 07/1/2023	1,663,605
699,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	729,602
	Industrial Development Authority of the City of Phoenix
375,000	7.00%, 07/1/2022, Call 07/1/2020	392,921
645,000	5.00%, 10/1/2036, Call 10/1/2026	755,237
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,073,620
	Industrial Development Authority of the County of Pima
420,000	7.00%, 01/1/2022	424,322
500,000	6.75%, 03/1/2034, Call 03/1/2024	525,790
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	354,287
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,054,360
500,000	Maricopa County Industrial Development Authority, 2.88%, 07/1/2021[4]	501,845
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,420,560
740,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	816,124
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,624,795
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,253,900
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	877,991
		25,099,259
	ARKANSAS — 0.2%
2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	2,446,245

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA — 5.7%
$1,000,000	Bay Area Toll Authority, 2.60% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	$1,046,520
1,000,000	California Community Housing Agency, 5.00%, 08/1/2049, Call 08/1/2029[4]	1,135,410
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 10/7/2019	1,000,340
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	189,047
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,676,470
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[4]	211,850
500,000	7.00%, 06/1/2034, Call 06/1/2022	560,175
500,000	5.75%, 10/1/2034, Call 10/1/2021	516,270
905,000	5.00%, 10/1/2035, Call 10/1/2022	950,983
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,202,000
850,000	5.00%, 06/1/2046, Call 06/1/2026	978,732
1,000,000	California Municipal Finance Authority, AGM, 4.00%, 12/31/2047, Call 06/30/2028[2]	1,108,280
	California Pollution Control Financing Authority
1,000,000	5.00%, 07/1/2037, Call 07/1/20222 4	1,079,150
250,000	8.00%, 07/1/2039, Call 07/1/20272 4	273,805
650,000	7.50%, 12/1/2039, Call 12/1/20292 4	634,712
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[4]	798,217
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[4]	1,130,530
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	536,780
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	379,502
603,082	0.00%, 06/1/2047, Call 06/1/2020* 5	12,062
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,166,610

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Statewide Communities Development Authority
$435,000	5.25%, 12/1/2043, Call 06/1/2028[4]	$516,171
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,255,184
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,129,710
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	969,765
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	716,998
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	227,650
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	569,185
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,065,440
1,000,000	City of Los Angeles Department of Airports, 5.00%, 05/15/2047, Call 05/15/2027[2]	1,193,590
835,000	City of Roseville, 5.00%, 09/1/2037	835,000
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	345,485
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	255,868
1,000,000	County of Sacramento Airport System Revenue, 5.00%, 07/1/2036, Call 07/1/2028	1,266,310
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	754,754
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,351,620
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,135,840
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,080,260
3,435,000	5.25%, 06/1/2047, Call 06/1/2022	3,546,122
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,103,770
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,154,850

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	$1,066,910
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	553,495
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039	250,000
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	467,034
	National City Community Development Commission
500,000	5.75%, 08/1/2021	546,375
500,000	7.00%, 08/1/2032, Call 08/1/2021	557,760
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	153,630
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	257,633
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,668,350
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,419,220
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,138,450
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,380,220
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	521,220
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	821,865
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,237,950
1,855,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	2,104,442
1,000,000	San Diego Association of Governments South Bay Expressway Revenue, 5.00%, 07/1/2042, Call 07/1/2027	1,220,880

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	San Francisco City & County Airport Commission-San Francisco International Airport
$2,500,000	5.00%, 05/1/2039, Call 05/1/2029[2]	$3,118,875
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,941,600
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,427,820
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,080,670
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,413,404
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	49,570
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	544,235
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,126,995
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 07/1/2024	576,205
500,000	6.25%, 07/1/2024	571,275
455,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	489,912
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	494,758
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,090,740
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	720,290
1,390,000	5.00%, 11/1/2033	1,850,312
1,500,000	State of California, 5.00%, 04/1/2028	1,968,495
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,095,450
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	107,272

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	Tobacco Securitization Authority of Southern California
$500,000	5.00%, 06/1/2037, Call 09/23/2019	$502,125
1,000,000	5.13%, 06/1/2046, Call 09/23/2019	1,002,090
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,099,440
		87,697,984
	COLORADO — 2.9%
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	648,173
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,198,503
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	717,381
500,000	5.00%, 12/1/2043, Call 12/1/2023	542,225
	City & County of Denver Airport System Revenue
1,000,000	5.00%, 12/1/2035, Call 12/1/2028[2]	1,252,820
2,000,000	5.25%, 12/1/2043, Call 12/1/2028[2]	2,514,120
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	500,450
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	556,870
550,000	4.75%, 04/1/2030, Call 04/1/2022	576,059
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,063,450
600,000	6.25%, 11/1/2040, Call 11/1/2020	622,776
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	114,216
500,000	4.00%, 10/1/2039, Call 10/1/2024	535,005
500,000	5.13%, 12/1/2039, Call 12/1/2019	501,830
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,181,200
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	591,935

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$500,000	5.00%, 06/1/2036, Call 06/1/2027	$631,200
1,200,000	5.00%, 11/15/2039, Call 11/15/2029	1,529,880
1,500,000	5.00%, 01/1/2040, Call 01/1/2020	1,518,855
500,000	8.00%, 08/1/2043, Call 02/1/2024	572,035
1,295,000	5.00%, 08/1/2044, Call 08/1/2029	1,579,343
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,271,920
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	555,355
	Denver Convention Center Hotel Authority
500,000	5.00%, 12/1/2034, Call 12/1/2026	588,770
550,000	5.00%, 12/1/2040, Call 12/1/2026	643,456
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,624,659
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	258,005
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	480,820
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 09/1/2028, Call 09/1/2020	201,149
480,000	0.00%, 09/1/2030	375,754
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	249,337
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,581,520
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,085,467
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	787,357
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,160,870
4,146	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	3,732
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,190,548

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	$1,133,849
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	516,264
	Regional Transportation District
1,000,000	6.00%, 01/15/2041, Call 07/15/2020	1,032,920
4,000,000	5.00%, 11/1/2041, Call 11/1/2026	4,853,720
433,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	435,217
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	146,044
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	638,457
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,220,450
		44,983,966
	CONNECTICUT — 0.1%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 10/7/2019[2]	499,915
90,000	Connecticut State Health & Educational Facility Authority, 5.00%, 07/1/2037, Call 07/1/2027	109,206
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,138,010
		1,747,131
	DELAWARE — 0.3%
	Delaware State Economic Development Authority
1,000,000	6.75%, 09/1/2035, Call 03/1/2025[4]	1,095,170
900,000	5.00%, 08/1/2049, Call 08/1/2029	1,048,563
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,738,950
		3,882,683
	DISTRICT OF COLUMBIA — 0.6%
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,480,800

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
	Metropolitan Washington Airports Authority
$1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	$1,264,970
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,700,211
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,201,235
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	742,803
1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	1,262,120
		9,652,139
	FLORIDA — 4.7%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,519,657
915,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	947,894
870,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	896,874
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	109,509
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 10/7/2019	1,371,317
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[4]	525,620
760,000	5.35%, 07/1/2029, Call 07/1/2020	779,927
100,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	109,524
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	564,750
1,690,000	City of Fort Myers Utility System Revenue, 4.00%, 10/1/2044, Call 10/1/2028	1,917,423
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	582,358
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,772,004
1,000,000	City of Tampa, 5.00%, 05/1/2037, Call 05/1/2028	1,257,450
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	535,380

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	$1,173,780
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,804,913
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[2]	2,004,845
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,399,143
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,717,420
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	198,175
65,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	65,471
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	809,670
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,150,380
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	911,163
2,500,000	6.38%, 01/1/2049, Call 01/1/20201 2 4	2,393,175
2,500,000	6.50%, 01/1/2049, Call 01/1/20201 2 4	2,384,475
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	550,405
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,098,820
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	519,505
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,076,800
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,969,179
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,209,020
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,459,700

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	$2,465,860
	Lake Ashton Community Development District
130,000	5.00%, 05/1/2025	136,451
420,000	5.00%, 05/1/2037, Call 05/1/2025	432,264
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,780,961
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	101,812
3,000,000	5.00%, 11/15/2049, Call 11/15/2026	3,514,170
2,000,000	Lee Memorial Health System, 5.00%, 04/1/2044, Call 04/1/2029	2,453,820
910,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	976,448
	Mediterra South Community Development District
90,000	5.10%, 05/1/2031, Call 05/1/2022	97,632
385,000	5.00%, 05/1/2034, Call 05/1/2023	387,402
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019	1,506,975
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,135,960
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	694,814
114,318	5.75%, 11/1/2036, Call 11/1/2026[4]	20,577
320,000	5.25%, 09/15/2044, Call 09/15/2024	351,693
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	118,227
	Palm Beach County Health Facilities Authority
525,000	6.75%, 06/1/2024, Call 06/1/2022	590,105
850,000	5.00%, 12/1/2031, Call 12/1/2024	993,370
500,000	5.00%, 11/1/2043, Call 11/1/2022	535,920

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	$813,405
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	822,406
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,812,750
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,217,190
	South Miami Health Facilities Authority
900,000	5.00%, 08/15/2042, Call 08/15/2027	1,080,189
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	1,962,592
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	110,318
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,373,240
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	155,802
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	514,914
		71,942,993
	GEORGIA — 1.6%
1,000,000	Appling County Development Authority, 2.40%, 01/1/2038[1]	1,005,820
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,515,780
500,000	2.25%, 10/1/2032[1]	510,595
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,083,950
1,000,000	3.00%, 11/1/2045[1]	1,030,790
1,500,000	City of Atlanta Department of Aviation, 4.00%, 07/1/2039, Call 07/1/2029[2]	1,722,270
	City of Atlanta Water & Wastewater Revenue, AGM
165,000	5.25%, 11/1/2034, Call 11/1/2019	166,094
85,000	5.25%, 11/1/2034, Call 11/1/2019	85,564

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
	Fulton County Development Authority
$500,000	5.00%, 04/1/2037, Call 04/1/2027	$599,710
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,040,870
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	758,047
130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	132,137
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,250,931
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	528,325
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,826,357
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	517,615
5,000,000	Northwest Georgia Housing Authority, FHA 221(D4), 1.54%, 08/1/2022, Call 08/1/2021[1]	5,011,200
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,927,317
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	628,710
2,500,000	Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.00%, 10/1/2041, Call 10/1/2021	2,700,000
		24,042,082
	GUAM — 0.2%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	552,885
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,112,690
450,000	5.63%, 07/1/2040, Call 07/1/2020	466,938
1,000,000	Territory of Guam, 7.00%, 11/15/2039, Call 11/15/2019	1,011,710
		3,144,223
	HAWAII — 0.3%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	541,195

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	HAWAII (Continued)
$2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	$3,488,772
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,216,620
		5,246,587
	IDAHO — 0.2%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	324,213
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,254,396
	Idaho Housing & Finance Association
250,000	6.00%, 06/1/2038, Call 10/7/2019	250,495
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	435,993
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	482,550
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	652,383
		3,400,030
	ILLINOIS — 6.6%
	Chicago Board of Education
1,000,000	5.00%, 12/1/2021	1,057,050
100,000	5.75%, 04/1/2034, Call 04/1/2027	121,457
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,236,160
180,000	5.00%, 04/1/2037, Call 04/1/2027	206,050
500,000	5.00%, 04/1/2038, Call 04/1/2028	579,240
500,000	5.25%, 12/1/2039, Call 12/1/2024	551,005
575,000	5.00%, 12/1/2042, Call 12/1/2022	608,413
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,378,629
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,333,387
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	926,800
	Chicago O’Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	607,160
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,867,225
680,000	Chicago Park District, 5.00%, 11/15/2024	788,263
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	510,639
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,874,050
	City of Chicago
615,000	4.50%, 01/1/2021, Call 01/1/2020	621,833
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[4]	1,019,480
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,031,330

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	5.50%, 01/1/2035, Call 01/1/2025	$1,134,150
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,857,047
500,000	5.50%, 01/1/2040, Call 01/1/2025	561,925
900,000	5.00%, 01/1/2041, Call 01/1/2022	980,127
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,075,790
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	755,480
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,309,810
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,158,500
	County of Cook
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,045,650
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,086,660
1,500,000	6.75%, 10/15/2040, Call 10/15/2020[1]	1,559,085
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,179,640
570,000	3.90%, 11/1/2036, Call 11/1/2027	630,437
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	830,137
235,000	5.00%, 08/15/2026, Call 08/15/2020	243,589
465,000	5.00%, 08/15/2026, Call 08/15/2020	481,726
425,000	5.00%, 08/1/2027	512,214
465,000	5.00%, 11/1/2027, Call 11/1/2019	467,846
500,000	5.00%, 08/1/2028, Call 08/1/2027	602,045
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,571,138
600,000	5.75%, 10/1/2032, Call 10/1/2022	653,280
670,000	5.00%, 03/1/2033, Call 03/1/2027	800,864
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,154,520
315,000	5.00%, 02/15/2034, Call 02/15/2027	383,787
500,000	5.00%, 03/1/2034, Call 03/1/2027	595,850
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,232,180
1,000,000	5.00%, 04/1/2036, Call 10/7/2019	1,002,880
225,000	5.00%, 02/15/2037, Call 08/15/2027	260,408

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,695,000	4.00%, 07/1/2038, Call 07/1/2029	$1,961,488
550,000	5.00%, 09/1/2042, Call 09/1/2024	629,502
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,216,445
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,392,908
1,790,000	4.00%, 06/1/2047, Call 06/1/2022	1,856,946
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,130,560
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,084,070
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030, Call 03/1/2020	255,060
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	504,934
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,140,130
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,207,770
530,000	Metropolitan Pier & Exposition Authority, 5.00%, 06/15/2057, Call 12/15/2027	595,201
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	779,670
3,300,000	0.00%, 12/15/2030	2,446,554
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,722,960
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,243,518
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	533,410
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	831,909
3,000,000	5.00%, 06/1/2024	3,484,260
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,098,180
2,000,000	Sales Tax Securitization Corp., 5.00%, 01/1/2034, Call 01/1/2028	2,360,800
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,240,530

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	State of Illinois
$1,000,000	5.00%, 11/1/2022	$1,083,410
500,000	5.00%, 03/1/2024, Call 03/1/2022	531,100
1,000,000	5.00%, 11/1/2025	1,140,630
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,671,630
1,000,000	5.00%, 11/1/2027	1,174,990
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,111,770
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,953,180
500,000	5.00%, 03/1/2037, Call 03/1/2022	525,300
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,059,770
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,626,225
205,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	210,100
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,172,980
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00%, 01/1/2031	387,624
250,000	0.00%, 01/1/2032	168,798
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,233,765
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,100,860
865,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	883,909
		101,197,782
	INDIANA — 1.5%
1,820,000	Ball State University, 5.00%, 07/1/2036, Call 07/1/2028	2,287,740
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,031,750
	Indiana Finance Authority
505,000	6.00%, 12/1/2019	510,025
710,000	6.00%, 12/1/2026, Call 06/1/2020	725,045
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,580,980
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,395,310
250,000	5.25%, 11/1/2039, Call 11/1/2019	251,627
7,800,000	1.40%, 12/1/2039, Call 10/1/2019[1]	7,800,000

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
$1,340,000	Indiana Municipal Power Agency, 5.00%, 01/1/2036, Call 07/1/2026	$1,617,635
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,292,710
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	559,010
		23,051,832
	IOWA — 0.4%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,096,880
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,640,456
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	533,555
	Iowa Student Loan Liquidity Corp.
290,000	4.63%, 12/1/2019[2]	291,728
525,000	5.50%, 12/1/2025, Call 12/1/2019	530,198
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 10/7/2019	801,032
410,000	5.38%, 06/1/2038, Call 10/7/2019	410,098
		6,303,947
	KANSAS — 0.0%[6]
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 10/7/2019	500,850

	KENTUCKY — 0.7%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	232,056
2,600,000	5.00%, 01/1/2045, Call 07/1/2025	2,883,842
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,541,227
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	915,889
	Kentucky Public Energy Authority
1,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	1,793,744
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,190,396
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,180,720
		10,737,874

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	LOUISIANA — 1.1%
$1,170,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	$1,283,022
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	511,080
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,838,865
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	528,720
1,205,000	5.00%, 10/1/2041, Call 10/1/2027	1,440,987
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,189,580
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,084,430
500,000	8.13%, 12/15/2033, Call 12/15/2023	544,760
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,145,090
885,000	6.50%, 07/1/2036, Call 07/1/20232 4	981,235
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,658,986
1,500,000	New Orleans Aviation Board, 5.00%, 01/1/2048, Call 01/1/2027[2]	1,746,570
500,000	New Orleans Aviation Board, AGM, 5.00%, 10/1/2035, Call 10/1/2028	616,220
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,520,921
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,136,410
		17,226,876
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,955,814
700,000	5.00%, 07/1/2035, Call 07/1/2027	847,721
420,000	5.00%, 07/1/2040, Call 07/1/2020	432,436
1,500,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,906,155

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
$500,000	Town of Rumford, 6.88%, 10/1/2026, Call 10/7/2019[2]	$506,775
		5,648,901
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	3,065,425
1,525,000	5.00%, 09/1/2036, Call 09/1/2027	1,798,585
1,000,000	5.00%, 09/1/2046, Call 09/1/2027	1,156,840
1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,500,958
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,775,232
4,750,000	Maryland Community Development Administration Multi-Family Mortgage Revenue, 2.52%, 02/1/2021[4]	4,789,045
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,210,810
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	3,021,003
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,150,750
500,000	5.00%, 07/1/2045, Call 07/1/2025	571,090
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,491,640
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,373,760
1,000,000	5.00%, 05/1/2047, Call 05/1/2028	1,219,080
		26,124,218
	MASSACHUSETTS — 0.8%
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,744,335
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019	404,056
600,000	5.00%, 07/1/2034, Call 07/1/2027	723,288
2,000,000	5.00%, 07/1/2038[1]	2,326,700
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,096,600
650,000	Massachusetts Development Finance Agency, 4.00%, 6/1/2049, Call 6/1/2029	711,854

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
	Massachusetts Educational Financing Authority
$1,500,000	5.00%, 01/1/2021[2]	$1,572,975
300,000	5.50%, 01/1/2022, Call 01/1/2020	304,608
170,000	6.00%, 01/1/2028, Call 01/1/2020	172,127
1,000,000	5.00%, 07/1/2028[2]	1,258,800
1,000,000	5.00%, 07/1/2029[2]	1,279,340
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	216,182
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,212,890
		13,023,755
	MICHIGAN — 2.5%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	562,830
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,286,754
685,000	5.00%, 05/1/2024	802,128
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,189,410
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	297,580
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 10/7/2019	276,664
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,845,555
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,321,028
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,824,208
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,891,450
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,178,340
500,000	5.00%, 07/1/2035, Call 07/1/2025	586,125
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,119,050
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,195,800
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,738,425
855,000	5.00%, 12/1/2048, Call 12/1/2028	1,045,075
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,664,020
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,118,400

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	$3,601,650
	Michigan State Hospital Finance Authority
250,000	5.63%, 11/15/2029, Call 11/15/2019	252,213
2,000,000	2.40%, 11/15/2047[1]	2,079,900
945,000	Michigan State Housing Development Authority, 2.62% (3-Month USD Libor+ 100 basis points), 04/1/2042, Call 04/1/20212 3	952,409
830,000	Michigan Strategic Fund, 7.00%, 12/1/2030, Call 12/1/20231 2 4	947,038
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	257,573
500,000	Summit Academy, 6.38%, 11/1/2035, Call 10/7/2019	500,430
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,373,900
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,838,865
		37,746,820
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	273,550
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	72,481
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,848,071
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,224,940
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,574,048
415,000	5.50%, 09/1/2043, Call 09/1/2020	425,881
495,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	537,778
		5,956,749

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSISSIPPI — 0.2%
$500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	$533,680
2,000,000	Mississippi Home Corp., GNMA/FNMA/FHLMC, 1.19%, 12/1/2020, Call 12/1/2019[1]	2,002,740
		2,536,420
	MISSOURI — 1.0%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	769,734
685,000	5.00%, 01/1/2032, Call 01/1/2028	871,204
350,000	5.00%, 01/1/2034, Call 01/1/2028	442,960
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/7/2019	250,685
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	750,246
445,000	5.00%, 10/1/2047, Call 10/1/2027	518,714
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 06/1/2034, Call 06/1/2020	858,914
685,000	4.00%, 02/15/2039, Call 02/15/2029	777,071
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,210,732
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,207,780
350,000	4.00%, 11/15/2049, Call 11/15/2027	384,076
	Kansas City Industrial Development Authority
2,000,000	5.00%, 03/1/2039, Call 03/1/2029[2]	2,490,440
3,000,000	5.00%, 03/1/2046, Call 03/1/2029[2]	3,674,130
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,675,170
		15,881,856
	NEBRASKA — 0.3%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,042,119
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,727,400
250,000	5.25%, 09/1/2037, Call 09/1/2022	275,165
		5,044,684

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA — 1.2%
$240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	$286,034
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 09/23/2019[4]	1,001,020
	County of Clark
2,500,000	5.00%, 06/1/2043, Call 06/1/2028	3,083,950
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,251,070
700,000	County of Clark Department of Aviation, 5.00%, 07/1/2030, Call 01/1/2020	708,680
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,138,840
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,218,300
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2039, Call 12/1/2024	2,348,180
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,403,420
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	650,514
		19,090,008
	NEW HAMPSHIRE — 0.4%
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,379,000
215,000	5.00%, 08/1/2037, Call 02/1/2028	263,207
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,681,840
		6,324,047
	NEW JERSEY — 2.1%
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	650,406
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,664,805
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,057,250
1,450,000	3.13%, 07/1/2029, Call 07/1/2027	1,474,867
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,035,730
100,000	5.00%, 07/15/2032, Call 07/15/2027	118,434
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,180,320
500,000	5.00%, 07/1/2033, Call 07/1/2027	590,580
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	298,987

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$880,000	5.00%, 06/15/2036, Call 12/15/2026	$1,024,883
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	372,572
1,250,000	5.75%, 09/1/2050, Call 09/1/2028[4]	1,367,400
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,144,160
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 10/7/2019	501,595
1,175,000	New Jersey Health Care Facilities Financing Authority, AGM, 5.00%, 07/1/2046, Call 07/1/2025	1,344,741
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.00%, 12/1/2025[2]	1,196,480
1,000,000	5.00%, 12/1/2027	1,273,190
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	624,000
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	938,918
4,575,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,838,062
	New Jersey Transportation Trust Fund Authority
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,221,979
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,414,940
805,000	5.00%, 06/15/2044, Call 06/15/2024	888,092
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,378,020
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,918,589
		32,519,000
	NEW MEXICO — 0.3%
815,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 10/7/2019[2]	815,790
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	863,185
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,072,979

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW MEXICO (Continued)
$1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[4]	$1,091,218
		3,843,172
	NEW YORK — 3.4%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	407,344
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	473,648
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,336,820
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,490,660
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	1,110,540
2,000,000	Metropolitan Transportation Authority, 5.00%, 11/15/2033, Call 05/15/2028	2,522,880
2,500,000	Metropolitan Transportation Authority, AGM, 2.11% (1-Month USD Libor+ 57 basis points), 11/1/2032[3]	2,502,475
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	732,088
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 10/7/2019	1,504,110
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 10/7/2019	1,028,520
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,522,600
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,893,060
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,566,900
910,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	990,244
	New York Liberty Development Corp.

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	5.25%, 10/1/2035	$1,392,090
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,262,900
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,110,790
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,802,175
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,125,690
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,335,300
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,167,290
1,000,000	New York Transportation Development Corp., 5.25%, 01/1/2050, Call 07/1/2024[2]	1,127,600
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,204,080
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	267,672
500,000	5.00%, 07/1/2045, Call 07/1/2025	567,305
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	622,226
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,275,700
4,500,000	Port Authority of New York & New Jersey, 5.00%, 10/15/2041, Call 10/15/2025	5,374,215
265,000	6.00%, 12/1/2042, Call 12/1/2020	280,240
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,786,155
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	962,424
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	845,895
		52,591,636
	NORTH CAROLINA — 0.2%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,002,900
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,209,340
		3,212,240

29

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH DAKOTA — 0.2%
$1,000,000	County of Burleigh, 4.38%, 04/15/2026	$1,043,330
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,278,300
		3,321,630
	OHIO — 1.1%
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,013,670
830,000	City of Akron, 5.00%, 12/1/2026	969,681
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	430,492
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	799,644
500,000	County of Allen Hospital Facilities Revenue, 5.00%, 06/1/2038, Call 06/1/2020	514,130
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,054,430
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	537,140
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,817,063
	Ohio Air Quality Development Authority
500,000	0.00%, 06/1/2018* 5	510,000
1,000,000	5.63%, 10/1/2019	1,002,330
1,000,000	0.00%, 12/1/2023* 1 5	873,750
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,304,760
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,859,910
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,101,720
		16,788,720
	OKLAHOMA — 0.4%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,066,402
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,211,530
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,208,520

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA (Continued)
$2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	$2,241,100
		5,727,552
	OREGON — 0.2%
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,153,780
765,000	5.00%, 10/1/2046, Call 10/1/2026	883,606
1,000,000	Port of Portland Airport Revenue, 5.00%, 07/1/2044, Call 07/1/2029[2]	1,242,700
		3,280,086
	PENNSYLVANIA — 2.5%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	352,025
	Allegheny County Industrial Development Authority
130,000	6.75%, 11/1/2024, Call 11/1/2019	130,866
95,000	6.00%, 07/15/2038, Call 07/15/2023	101,629
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,038,430
450,000	Berks County Industrial Development Authority, 5.00%, 05/15/2032, Call 05/15/2027	531,558
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	111,566
280,000	5.38%, 10/15/2042, Call 10/15/2022	292,239
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,234,699
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,263,602
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,233,000
2,160,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,550,722
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	448,447
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	307,930

30

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	$1,092,630
2,000,000	Manheim Township School District, 1.94% (1-Month USD Libor+ 42 basis points), 11/1/2021[3]	2,003,980
	Montgomery County Higher Education & Health Authority
365,000	4.00%, 09/1/2036, Call 09/1/2029	414,228
650,000	5.00%, 09/1/2037, Call 09/1/2028	801,138
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,199,132
400,000	5.00%, 11/15/2029, Call 05/15/2022	435,532
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	300,162
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,743,285
	Pennsylvania Economic Development Financing Authority
345,000	6.25%, 10/15/2023, Call 10/15/2019	346,946
250,000	6.40%, 12/1/2038, Call 09/1/2025	271,962
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,281,540
600,000	5.80%, 07/1/2030, Call 07/1/2020	623,286
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,178,630
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,413,020
500,000	5.00%, 12/1/2041, Call 06/1/2026	592,780
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,225,900
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,210,340
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	974,209
500,000	8.00%, 01/1/2033, Call 01/1/2023	556,870
500,000	6.88%, 06/15/2033, Call 06/15/2023	561,495
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,033,600

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$440,000	Quakertown General Authority, 4.00%, 07/1/2022	$443,489
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,178,670
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,057,310
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,535,160
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,325,662
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	324,219
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	604,015
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	553,505
		38,879,408
	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,792,189
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,189,550
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,094,850
		4,076,589
	SOUTH CAROLINA — 1.1%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,102,890
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,341,300
2,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	2,760,050
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 4	536,965
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,211,360

31

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	$1,097,780
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,455,780
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	835,011
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,187,509
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,628,140
		17,156,785
	SOUTH DAKOTA — 0.1%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	666,022
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,424,029
		2,090,051
	TENNESSEE — 0.8%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	566,225
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,363,350
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 07/1/2038, Call 07/1/2020	522,020
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,166,840
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/2024[4]	335,592
45,000	6.00%, 05/1/2034, Call 11/1/2024[4]	40,184
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 1.55%, 11/15/2030[1]	2,008,060
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,229,708
1,000,000	5.63%, 09/1/2026	1,240,070
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,082,590
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,686,375
		12,241,014

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS — 6.2%
$85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	$89,611
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	380,490
	Central Texas Regional Mobility Authority
500,000	6.75%, 01/1/2041, Call 01/1/2021	536,565
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,389,340
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,414,200
3,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2048, Call 11/15/2029[2]	3,719,160
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,199,630
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,846,815
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	278,988
	City of Houston
500,000	5.25%, 09/1/2028, Call 09/1/2021	537,870
1,000,000	4.00%, 03/1/2033, Call 03/1/2027	1,148,110
750,000	City of Houston Airport System Revenue, 5.00%, 07/15/2035, Call 07/15/2025[2]	848,303
1,500,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,591,680
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	941,535
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	534,620
100,000	4.40%, 12/1/2047, Call 12/1/2022	102,405
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,569,555
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,440,550
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,195,510
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,130,130
330,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	391,482

32

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	$1,290,013
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,746,400
	Harris County Cultural Education Facilities Finance Corp.
1,000,000	5.00%, 11/15/2022	1,117,870
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,493,710
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,370,495
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	493,834
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 4	540,625
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	613,008
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,028,540
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,422,560
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	444,443
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,680,630
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,577,300
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	863,341
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,239,021
860,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 09/26/2019[1]	861,006
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,264,520
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021* [5]	662,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,074,160
290,000	5.50%, 08/1/2027	365,284

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	$2,066,802
1,000,000	San Antonio Water System, 2.00%, 05/1/2043, Call 11/1/2021[1]	1,013,080
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,450,280
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	3,010,675
4,295,000	5.00%, 04/1/2042, Call 04/1/2022	4,673,819
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,104,380
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,225,540
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,688,218
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	675,119
155,000	6.25%, 12/15/2026	182,889
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	554,130
500,000	5.00%, 12/15/2031, Call 12/15/2022	550,890
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 06/30/2032, Call 06/30/2020	1,055,040
1,345,000	7.00%, 06/30/2040, Call 06/30/2020	1,411,806
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,657,920
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	488,700
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,716,735
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,229,550
	Town of Westlake
400,000	5.50%, 09/1/2025	409,420
200,000	6.13%, 09/1/2035, Call 09/1/2025	208,376

33

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	$1,387,296
		96,196,474
	UTAH — 0.9%
200,000	County of Utah, 5.00%, 05/15/2036, Call 05/15/2028	252,816
3,000,000	County of Utah, 5.00%, 05/15/2043, Call 05/15/2021	3,169,620
2,000,000	County of Weber, 1.39%, 02/15/2031, Call 09/5/2019[1]	2,000,000
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,472,052
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,232,900
	Utah Charter School Finance Authority
180,000	3.63%, 06/15/2021[4]	180,439
1,200,000	4.50%, 07/15/2027[4]	1,276,152
500,000	5.25%, 06/15/2037, Call 06/15/2027[4]	530,755
4,000,000	Utah Housing Corp., 1.54%, 08/1/2022, Call 08/1/2021[1]	4,008,960
		14,123,694
	VERMONT — 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	533,015
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,529,458
		2,062,473
	VIRGINIA — 1.1%
715,000	Celebrate North Community Development Authority, 0.00%, 03/1/2018* 5	429,000
	Chesapeake Bay Bridge & Tunnel District
2,000,000	5.00%, 11/1/2023	2,294,000
1,000,000	5.00%, 07/1/2046, Call 07/1/2026	1,163,930
1,435,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020[2]	1,451,201
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,559,160

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	$1,261,420
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038, Call 07/1/2020[1]	5,159
245,000	5.00%, 07/1/2038, Call 07/1/2020	251,201
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,295,110
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,874,500
	Virginia Small Business Financing Authority
80,000	6.00%, 01/1/2037, Call 07/1/2022[2]	89,110
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	142,171
1,000,000	5.00%, 12/31/2049, Call 06/30/2027[2]	1,161,170
2,250,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,604,037
		17,581,169
	WASHINGTON — 2.6%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,320,720
	County of King Sewer Revenue
1,750,000	2.60%, 01/1/2043, Call 03/1/2021[1]	1,778,403
1,500,000	5.00%, 07/1/2047, Call 01/1/2025	1,735,350
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,574,520
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	743,387
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,046,850
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,579,589
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,514,383
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,779,149
205,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	256,484

34

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
	State of Washington
$2,000,000	5.00%, 08/1/2037, Call 08/1/2023	$2,259,720
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,795,716
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,205,590
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,058,674
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,155,489
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,885,140
220,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 09/23/2019	221,342
	Washington Health Care Facilities Authority
190,000	5.00%, 10/1/2032, Call 10/1/2028	241,254
1,000,000	2.75% (SIFMA Municipal Swap Index Yield+ 140 basis points), 01/1/2035, Call 07/1/2024[3]	1,016,990
500,000	5.00%, 08/15/2036, Call 08/15/2027	588,520
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,240,760
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,074,199
500,000	5.00%, 08/1/2038, Call 08/1/2029	617,325
2,500,000	2.52% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	2,523,675
1,000,000	Washington State Convention Center Public Facilities District, 5.00%, 07/1/2043, Call 07/1/2028	1,228,180
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,173,330
		39,614,739
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,105,260
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,257,560
		2,362,820
	WISCONSIN — 1.0%
	Public Finance Authority
775,000	5.00%, 07/1/2022[2]	817,354
1,000,000	4.00%, 07/1/2027, Call 07/1/2024	1,079,560
500,000	5.75%, 02/1/2035, Call 02/1/2025	512,555

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$880,000	5.00%, 06/15/2037, Call 06/15/2024[4]	$912,850
535,000	5.00%, 07/1/2037, Call 07/1/2024	590,153
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,208,330
500,000	5.75%, 04/1/2042, Call 04/1/2022	529,355
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,074,170
165,000	6.00%, 07/15/2042, Call 07/15/2022	178,792
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	490,387
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,053,870
196,361	3.75%, 07/1/2051, Call 03/15/20281 4	182,115
	Public Finance Authority, ACA
7,186	0.00%, 01/1/2046[4]	256
7,085	0.00%, 01/1/2047[4]	251
7,034	0.00%, 01/1/2048[4]	248
6,984	0.00%, 01/1/2049[4]	244
6,882	0.00%, 01/1/2050[4]	240
7,540	0.00%, 01/1/2051[4]	261
7,490	0.00%, 01/1/2052[4]	258
7,388	0.00%, 01/1/2053[4]	253
7,338	0.00%, 01/1/2054[4]	250
7,237	0.00%, 01/1/2055[4]	246
7,135	0.00%, 01/1/2056[4]	242
7,085	0.00%, 01/1/2057[4]	239
6,984	0.00%, 01/1/2058[4]	235
6,933	0.00%, 01/1/2059[4]	232
6,882	0.00%, 01/1/2060[4]	230
6,781	0.00%, 01/1/2061[4]	226
6,730	0.00%, 01/1/2062[4]	223
6,629	0.00%, 01/1/2063[4]	219
6,579	0.00%, 01/1/2064[4]	217
6,528	0.00%, 01/1/2065[4]	215
6,427	0.00%, 01/1/2066[4]	211
83,706	0.00%, 01/1/2067[4]	2,737
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,553,789
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,225,380
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,616,260

35

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	$416,304
		15,448,957
	TOTAL MUNICIPAL BONDS
	(Cost $916,001,168)	978,111,282

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.6%
8,184	BlackRock Long-Term Municipal Advantage Trust	107,374
53,753	BlackRock MuniVest Fund, Inc.	510,116
31,817	BlackRock MuniYield Quality Fund, Inc.	477,255
72,299	BNY Mellon Municipal Income, Inc.	661,536
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,095,907
30,359	BNY Mellon Strategic Municipals, Inc.	261,087
23,539	DTF Tax-Free Income, Inc.	331,900
87,593	DWS Municipal Income Trust	1,030,094
17,462	Invesco Advantage Municipal Income Trust II	200,464
17,008	Invesco Municipal Opportunity Trust	217,192
23,118	Invesco Municipal Trust	294,523
11,819	Invesco Trust for Investment Grade Municipals	155,538
8,572	Neuberger Berman Intermediate Municipal Fund, Inc.	132,866
37,184	Pioneer Municipal High Income Advantage Trust	412,742
123,034	Pioneer Municipal High Income Trust	1,541,616
108,960	Western Asset Managed Municipals Fund, Inc.	1,545,053
8,866	Western Asset Municipal Partners Fund, Inc.	137,246

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,138,880)	9,112,509

Number of Shares		Value
	OPEN-END MUTUAL FUND — 19.7%
20,830,490	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$304,333,456

	TOTAL OPEN-END MUTUAL FUND
	(Cost $294,975,657)	304,333,456

	PRIVATE FUNDS — 12.9%
	MacKay Municipal Credit Opportunities Fund, LP*	36,570,384
	MacKay Municipal Opportunities Fund, LP*	162,512,830

	TOTAL PRIVATE FUNDS
	(Cost $175,000,000)	199,083,214

	SHORT-TERM INVESTMENT — 2.9%
45,197,775	JPMorgan Prime Money Market Fund - Institutional Shares, 2.15%[7]	45,215,853

	TOTAL SHORT-TERM INVESTMENT
	(Cost $45,214,696)	45,215,853

	TOTAL INVESTMENTS — 99.5%
	(Cost $1,440,330,401)	1,535,856,314
	Other assets less liabilities — 0.5%	7,327,551

	TOTAL NET ASSETS — 100.0%	$1,543,183,865

*	Non-income producing security.

[1]	Variable rate security.

[2]	Alternative Minimum Tax eligible security.

[3]	Floating rate security.

[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[5]	Security is in default.

[6]	Rounds to less than 0.05%.

[7]	The rate is the annualized seven-day yield at period end.

36

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2019 (Unaudited)

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Financial Statements.

37

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 57.7%
	ALTERNATIVE DIVERSIFIERS — 4.0%
2,624,414	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$26,716,534
855,876	GMO SGM Major Markets Fund - Class VI	26,677,676
		53,394,210
	CORE/ALTERNATIVE DIVERSIFIERS — 53.7%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	382,630,716
2,129,116	GMO Global Asset Allocation Fund - Class III	67,897,497
14,127,406	JPMorgan Global Allocation Fund - Class R6	263,617,401
		714,145,614
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $761,718,421)	767,539,824

	EXCHANGE-TRADED FUNDS — 4.1%
	CORE DIVERSIFIERS — 2.2%
179,111	iShares Core Aggressive Allocation ETF	9,668,412
219,189	iShares Core Growth Allocation ETF	9,977,483
263,125	iShares Core Moderate Allocation ETF	10,275,031
		29,920,926
	REAL ASSET — 1.9%
1,731,300	iShares Gold Trust*	25,207,728

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $54,344,941)	55,128,654

	PRIVATE FUNDS — 22.7%
	ALTERNATIVE DIVERSIFIER — 8.4%
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A*	111,988,738
		111,988,738

Number of Shares		Value
	PRIVATE FUNDS (Continued)
	CORE DIVERSIFIERS — 14.3%
	All Weather Portfolio Limited*	$134,127,998
	D. E. Shaw Orienteer International Fund, LP*	55,351,915
		189,479,913
	TOTAL PRIVATE FUNDS
	(Cost $281,330,244)	301,468,651

	SHORT-TERM INVESTMENT — 15.3%
202,756,938	JPMorgan Prime Money Market Fund - Institutional Shares, 2.15%[2]	202,838,041

	TOTAL SHORT-TERM INVESTMENT
	(Cost $202,800,960)	202,838,041

	TOTAL INVESTMENTS — 99.8%
	(Cost $1,300,194,566)	1,326,975,170
	Other assets less liabilities — 0.2%	2,143,856

	TOTAL NET ASSETS — 100.0%	$1,329,119,026

*	Non-income producing security.

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

ETF – Exchange-Traded Fund

LP – Limited Partnership

See accompanying Notes to Financial Statements.

38

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 96.8%
	CORE — 91.4%
6,055,922	DoubleLine Total Return Bond Fund - I Class[1]	$65,525,080
6,268,333	MetWest Total Return Bond Fund - Plan Class[1]	65,754,809
3,370,020	PIMCO Income Fund - Institutional Class	40,136,941
5,875,356	Vanguard Total Bond Market Index Fund - Institutional Class [1]	65,862,739
		237,279,569
	OPPORTUNISTIC — 5.4%
248,054	GMO Emerging Country Debt Fund - Class IV	6,871,098
1,202,901	Vanguard High-Yield Corporate Fund - Admiral Shares	7,085,086
		13,956,184
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $241,161,449)	251,235,753

	SHORT-TERM INVESTMENT — 3.2%
8,366,829	JPMorgan Prime Money Market Fund - Institutional Shares, 2.15%[2]	8,370,176

	TOTAL SHORT-TERM INVESTMENT
	(Cost $8,368,582)	8,370,176

	TOTAL INVESTMENTS — 100.0%
	(Cost $249,530,031)	259,605,929
	Liabilities in excess of other assets — (0.0)%[3]	(15,078)

	TOTAL NET ASSETS — 100.0%	$259,590,851

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

[3]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

39

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of August 31, 2019 (Unaudited)

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund
ASSETS:
Investments, at value (cost $1,117,552,578, $1,440,330,401, $1,300,194,566 and $249,530,031, respectively)	$1,232,763,719		$1,535,856,314	$1,326,975,170	$259,605,929
Cash	—		1,000,000	—	—
Foreign currency, at value (cost $93,443, $0, $0 and $0, respectively)	92,856		—	—	—
Receivables:
Fund shares sold	1,667,940		594,940	2,066,295	45,884
Dividends and interest	1,598,028		11,516,359	337,488	513,620
Limited Partnership subscriptions	25,000,000		—	—	—
Other prepaid expenses	36,153		45,778	42,860	44,850
Total assets	1,261,158,696		1,549,013,391	1,329,421,813	260,210,283

LIABILITIES:
Payables:
Investments purchased	—		5,250,445	—	516,918
Securities lending collateral	81,532,126		—	—	—
Fund shares redeemed	94,445		—	10,016	—
Due to Custodian	425,301		—	—	—
Due to Adviser	157,046		276,377	113,004	17,728
Accrued fund accounting fees	138,808		153,978	95,461	19,415
Accrued administrative servicing fees	49,682		39,110	11,189	6,646
Accrued fund administration fees	24,547		32,179	27,759	5,414
Accrued custody fees	20,725		10,229	4,354	894
Accrued Trustees’ fees	9,951		9,951	6,968	9,951
Accrued transfer agent fees and expenses	6,352		6,148	6,457	6,043
Accrued Chief Compliance Officer fees	1,291		1,291	1,291	1,291
Accrued other expenses	75,737		49,818	26,288	35,132
Total liabilities	82,536,011		5,829,526	302,787	619,432

NET ASSETS	$1,178,622,685		$1,543,183,865	$1,329,119,026	$259,590,851

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$1,023,089,257		$1,457,712,760	$1,313,225,218	$248,215,134
Total distributable earnings	155,533,428		85,471,105	15,893,808	11,375,717
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,178,622,685		$1,543,183,865	$1,329,119,026	$259,590,851

SHARES ISSUED AND OUTSTANDING	88,878,798	^	146,562,783	127,394,447	24,921,949
NET ASSET VALUE PER SHARE	$13.26	^	$10.53	$10.43	$10.42

^	Advisor Shares

See accompanying Notes to Financial Statements.

40

ASPIRIANT TRUST

Statements of Operations

For the Six Months Ended August 31, 2019 (Unaudited)

	Risk-Managed Equity Allocation Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $324,213, $0, $0 and $0, respectively)	$10,258,139	$4,474,840	$4,086,619	$4,219,785
Interest	1,454,760	11,611,935	1,917,231	115,744
Securities lending income	104,844	—	—	—
Total investment income	11,817,743	16,086,775	6,003,850	4,335,529

EXPENSES:
Advisory fees	1,408,030	2,014,869	648,273	300,518
Administrative services fees	585,902	744,932	648,273	119,993
Fund accounting fees	186,257	226,825	142,854	29,964
Fund administration fees	143,463	182,445	158,920	29,121
Audit fees	33,546	27,158	16,276	17,119
Custody fees	31,314	14,666	2,611	1,744
Registration fees	30,879	36,555	48,515	42,537
Trustees’ fees and expenses	19,795	19,795	22,811	19,795
Legal fees	19,745	16,905	30,945	16,756
Transfer agent fees and expenses	18,753	17,996	18,853	17,865
Chief Compliance Officer fees	7,541	7,541	7,541	7,541
Insurance fees	6,506	6,507	6,506	6,506
Regulatory services	6,333	6,686	5,178	5,178
Shareholder reporting fees	4,455	3,476	4,117	2,457
Other expenses	18,825	5,081	6,316	3,237
Total expenses	2,521,344	3,331,437	1,767,989	620,331
Less: Advisory fees waived	(469,304)	(447,737)	—	(204,351)
Less: Administrative services fees waived	(292,553)	(521,064)	(583,283)	(83,932)
Net expenses	1,759,487	2,362,636	1,184,706	332,048
Net investment income	10,058,256	13,724,139	4,819,144	4,003,481

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	391,171	2,441,518	(4,488,883)	(90,204)
Foreign currency translations	(122,032)	—	—	—
Capital gain distributions	2,673,305	—	108,652	—
Total net realized gain (loss)	2,942,444	2,441,518	(4,380,231)	(90,204)
Net change in unrealized appreciation (depreciation) on:
Investments	8,255,875	73,248,033	23,892,109	9,840,015
Foreign currency translations	1,527	—	—	—
Total net change in unrealized appreciation	8,257,402	73,248,033	23,892,109	9,840,015
Net realized and unrealized gain	11,199,846	75,689,551	19,511,878	9,749,811
Net Increase in Net Assets from Operations	$21,258,102	$89,413,690	$24,331,022	$13,753,292

See accompanying Notes to Financial Statements.

41

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$10,058,256	$20,709,124	$13,724,139	$38,877,416
Net realized gain (loss) on investments and foreign currency	2,942,444	27,803,792	2,441,518	(3,230,963)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	8,257,402	(19,980,835)	73,248,033	13,304,826
Net increase in net assets resulting from operations	21,258,102	28,532,081	89,413,690	48,951,279

DISTRIBUTIONS TO SHAREHOLDERS^:
Total distributions to shareholders	—	(47,741,084)	(23,202,327)	(42,322,343)

CAPITAL SHARE TRANSACTIONS^:
Shares sold	81,791,333	252,721,636	115,508,537	398,761,895
Shares issued for reinvestment of distributions	—	45,836,890	22,365,967	40,734,369
Shares redeemed	(60,796,156)	(182,829,069)	(90,080,474)	(267,783,284)
Net increase from capital share transactions	20,995,177	115,729,457	47,794,030	171,712,980

Total increase in net assets	$42,253,279	$96,520,454	$114,005,393	$178,341,916

NET ASSETS:
Beginning of period	1,136,369,406	1,039,848,952	1,429,178,472	1,250,836,556
End of period	$1,178,622,685	$1,136,369,406	$1,543,183,865	$1,429,178,472

TRANSACTIONS IN SHARES^:
Shares sold	6,182,079	19,397,633	11,236,621	39,875,359
Shares issued for reinvestment of distributions	—	3,781,922	2,189,544	4,086,565
Shares redeemed	(4,596,956)	(14,229,075)	(8,786,488)	(26,801,410)
Net increase	1,585,123	8,950,480	4,639,677	17,160,514

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

42

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Taxable Bond Fund
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (Unaudited)	Period Ended February 28, 2019*
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$4,819,144	$22,743,121	$4,003,481	$4,009,426
Net realized gain (loss) on investments	(4,380,231)	(8,572,861)	(90,204)	1,340
Net change in unrealized appreciation (depreciation) on investments	23,892,109	(37,122,319)	9,840,015	235,883
Net increase/(decrease) in net assets resulting from operations	24,331,022	(22,952,059)	13,753,292	4,246,649

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(42,680,454)	(3,545,677)	(3,127,613)

CAPITAL SHARE TRANSACTIONS:
Shares sold	114,240,380	487,945,866	53,053,651	232,378,791
Shares issued for reinvestment of distributions	—	40,797,764	3,304,978	2,991,318
Shares redeemed	(49,238,259)	(347,156,797)	(13,331,827)	(30,132,711)
Net increase from capital share transactions	65,002,121	181,586,833	43,026,802	205,237,398

Total increase in net assets	$89,333,143	$115,954,320	$53,234,417	$206,356,434

NET ASSETS:
Beginning of period	1,239,785,883	1,123,831,563	206,356,434	—
End of period	$1,329,119,026	$1,239,785,883	$259,590,851	$206,356,434

TRANSACTIONS IN SHARES:
Shares sold	11,019,614	47,008,593	5,235,588	23,412,185
Shares issued for reinvestment of distributions	—	4,171,550	325,488	303,627
Shares redeemed	(4,749,741)	(33,930,883)	(1,305,530)	(3,049,409)
Net increase	6,269,873	17,249,260	4,255,546	20,666,403

*	Commenced operations as of the close of business on March 29, 2018.

See accompanying Notes to Financial Statements.

43

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Financial Highlights - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 29, 2016		Year Ended February 28, 2015
Net asset value, beginning of period	$13.02		$13.27	$11.77	$10.50	$11.53		$11.00

Income from Investment Operations:
Net investment income	0.11		0.26	0.25	0.19	0.15		0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		0.08	1.61	1.34	(0.99)		0.52
Total from investment operations	0.24		0.34	1.86	1.53	(0.84)		0.56

Less Distributions:
From net investment income	—		(0.26)	(0.29)	(0.20)	(0.00	)(1)	(0.03)
From net realized gain	—		(0.33)	(0.07)	(0.06)	(0.19)		—
Total distributions	—		(0.59)	(0.36)	(0.26)	(0.19)		(0.03)

Net asset value, end of period	$13.26		$13.02	$13.27	$11.77	$10.50		$11.53

Total return	1.84	%(2)	2.83%	15.80%	14.63%	(7.33)%		5.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,178,623		$1,136,369	$1,039,849	$761,664	$381,654		$301,750
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.43	%(3)	0.44%	0.44%	0.59%	1.05%		1.81%
Expense waiver	(0.13	)%(3)	(0.14)%	(0.16)%	(0.08)%	(0.04)%		—%
Total expenses after expense waiver	0.30	%(3)	0.30%	0.28%	0.51%	1.01%		1.81%
Net investment income	1.72	%(3)	1.90%	2.05%	2.02%	1.40%		0.37%
Portfolio turnover rate	20	%(2)	79%	38%	89%	83%		101%

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

44

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019	Year Ended February 28, 2018		Year Ended February 28, 2017	Period Ended February 29, 2016*
Net asset value, beginning of period	$10.07		$10.03	$10.00		$10.23	$10.00

Income from Investment Operations:
Net investment income	0.10		0.30	0.28		0.28	0.20
Net realized and unrealized gain (loss) on investments	0.52		0.06	0.05		(0.22)	0.18
Total from investment operations	0.62		0.36	0.33		0.06	0.38

Less Distributions:
From net investment income	(0.16)		(0.32)	(0.30)		(0.28)	(0.15)
From net realized gain	—		—	(0.00	)(1)	(0.01)	—
Total distributions	(0.16)		(0.32)	(0.30)		(0.29)	(0.15)

Net asset value, end of period	$10.53		$10.07	$10.03		$10.00	$10.23

Total return	6.23	%(2)	3.71%	3.35%		0.60%	3.86	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,543,184		$1,429,178	$1,250,837		$982,429	$678,272
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.45	%(3)	0.46%	0.46%		0.51%	0.61	%(3)
Expense waiver	(0.13	)%(3)	(0.12)%	(0.11)%		(0.07)%	(0.07	)%(3)
Total expenses after expense waiver	0.32	%(3)	0.34%	0.35%		0.44%	0.54	%(3)
Net investment income	1.84	%(3)	2.96%	2.80%		2.85%	3.32	%(3)
Portfolio turnover rate	20	%(2)	16%	28%		20%	0	%(1) (2)

*	Commenced operations as of the close of business on July 1, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

45

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2019 (Unaudited)		Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017		Period Ended February 29, 2016*
Net assets value, beginning of period	$10.24		$10.82	$10.29	$9.77		$10.00

Income from Investment Operations:
Net investment income	0.04		0.21	0.15	0.11		0.00	(1)
Net realized and unrealized gain (loss) on investments	0.15		(0.39)	0.61	0.53		(0.23)
Total from investment operations	0.19		(0.18)	0.76	0.64		(0.23)

Less Distributions:
From net investment income	—		(0.22)	(0.16)	(0.12)		—
From net realized gain	—		(0.18)	(0.07)	(0.00	)(1)	—
Total distributions	—		(0.40)	(0.23)	(0.12)		—

Net asset value, end of period	$10.43		$10.24	$10.82	$10.29		$9.77

Total return	1.86	%(2)	(1.46)%	7.44%	6.54%		(2.30	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,329,119		$1,239,786	$1,123,832	$567,711		$127,729
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.27	%(3)	0.28%	0.30%	0.35%		0.78	%(3)
Expense waiver	(0.09	)%(3)	(0.09)%	(0.08)%	(0.07)%		(0.07	)%(3)
Total expenses after expense waiver	0.18	%(3)	0.19%	0.22%	0.28%		0.71	%(3)
Net investment income (loss)	0.74	%(3)	1.88%	1.63%	1.55%		(0.20	)%(3)
Portfolio turnover rate	8	%(2)	29%	37%	16%		0	%(2)

*	Commenced operations as of the close of business on December 14, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

46

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2019 (Unaudited)		Period Ended February 28, 2019*
Net assets value, beginning of period	$9.99		$10.00

Income from Investment Operations:
Net investment income	0.17		0.26
Net realized and unrealized gain (loss) on investments	0.42		(0.05)
Total from investment operations	0.59		0.21

Less Distributions:
From net investment income	(0.16)		(0.22)
Total distributions	(0.16)		(0.22)

Net asset value, end of period	$10.42		$9.99

Total return	5.90	%(1)	2.16	%(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$259,591		$206,356
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.52	%(2)	0.60	%(2)
Expense waiver	(0.24	)%(2)	(0.24	)%(2)
Total expenses after expense waiver	0.28	%(2)	0.36	%(2)
Net investment income	3.34	%(2)	3.46	%(2)
Portfolio turnover rate	5	%(1)	0	%(1)

*	Commenced operations as of the close of business on March 29, 2018.

(1)	Not annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

47

ASPIRIANT TRUST

Notes to Financial Statements

August 31, 2019 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies).

48

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

1.	ORGANIZATION (Continued)

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust

49

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

50

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Australia	$—	$4,319,216	$—	$—	$4,319,216
Austria	—	126,155	—	—	126,155
Belgium	—	3,134,090	—	—	3,134,090
Bermuda	5,840,195	226,475	—	—	6,066,670
Brazil	1,546,451	—	—	—	1,546,451
Canada	15,678,611	—	—	—	15,678,611
Chile	1,508,380	—	—	—	1,508,380
China	689,530	3,117,025	—	—	3,806,555
Colombia	66,632	—	—	—	66,632
Curacao	8,525	—	—	—	8,525
Denmark	815,730	3,020,236	—	—	3,835,966
Finland	—	39,875	—	—	39,875
France	70,527	4,229,586	—	—	4,300,113
Germany	173,580	2,050,548	—	—	2,224,128
Guernsey	3,616,571	—	—	—	3,616,571
Hong Kong	2,839,735	14,794,689	—	—	17,634,424
India	2,069,204	—	—	—	2,069,204
Indonesia	176,832	—	—	—	176,832
Ireland	1,052,990	—	—	—	1,052,990
Israel	4,791,278	1,778,351	—	—	6,569,629
Italy	—	1,371,895	—	—	1,371,895
Japan	2,318,574	37,667,190	—	—	39,985,764
Jersey	—	982,122	—	—	982,122
Netherlands	237,645	5,177,926	—	—	5,415,571
New Zealand	—	2,294,401	—	—	2,294,401
Norway	—	3,278,800	—	—	3,278,800
Philippines	558,811	—	—	—	558,811
Portugal	—	376,728	—	—	376,728
Singapore	527,105	2,339,215	—	—	2,866,320
South Korea	1,063,924	—	—	—	1,063,924
Spain	—	986,237	—	—	986,237
Sweden	—	2,089,574	—	—	2,089,574
Switzerland	3,625,191	9,478,233	—	—	13,103,424
Taiwan	6,913,347	—	—	—	6,913,347
Thailand	246,576	—	—	—	246,576

51

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock (Continued)
United Kingdom	$4,900,054	$12,370,960	$—	$—	$17,271,014
United States	174,708,659	1,247,662	—	—	175,956,321
Exchange-Traded Funds	286,159,324	—	—	—	286,159,324
Open-End Mutual Fund	229,154,915	—	—	—	229,154,915
Preferred Stocks
Germany	—	1,604,870	—	—	1,604,870
Sweden	—	81,362	—	—	81,362
Private Fund	—	—	—	106,073,613	106,073,613
Short-Term Investments	175,615,663	81,532,126	—	—	257,147,789
Total Investments	$926,974,559	$199,715,547	$—	$106,073,613	$1,232,763,719

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of August 31, 2019:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Fund – Long/Short Equity(a)	$106,073,613	N/A	Indefinite	Monthly	2	N/A
	$106,073,613	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of August 31, 2019:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	9.0%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

52

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$978,111,282	$—	$—	$978,111,282
Closed-End Mutual Funds	9,112,509	—	—	—	9,112,509
Open-End Mutual Fund	304,333,456	—	—	—	304,333,456
Private Funds	—	—	—	199,083,214	199,083,214
Short-Term Investment	45,215,853	—	—	—	45,215,853
Total Investments	$358,661,818	$978,111,282	$—	$199,083,214	$1,535,856,314

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of August 31, 2019:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$199,083,214	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund’s assets
	$199,083,214	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

53

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of August 31, 2019:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	10.5%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$53,394,210	$—	$—	$—	$53,394,210
Core/Alternative Diversifiers	714,145,614	—	—	—	714,145,614
Exchange-Traded Funds:
Core Diversifiers	29,920,926	—	—	—	29,920,926
Real Asset	25,207,728	—	—	—	25,207,728
Private Funds:
Alternative Diversifier	—	—	—	111,988,738	111,988,738
Core Diversifiers	—	—	—	189,479,913	189,479,913
Short-Term Investment	202,838,041	—	—	—	202,838,041
Total Investments	$1,025,506,519	$—	$—	$301,468,651	$1,326,975,170

54

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of August 31, 2019:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Business Days)	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$111,988,738	N/A	Indefinite	Daily	3	N/A
Risk Parity (b)	189,479,913	N/A	Indefinite	Monthly	5-10	N/A
	$301,468,651	N/A

(a)

This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of August 31, 2019:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.4%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	10.1%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

55

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$237,279,569	$—	$—	$237,279,569
Opportunistic	13,956,184	—	—	13,956,184
Short-Term Investment	8,370,176	—	—	8,370,176
Total Investments	$259,605,929	$—	$—	$259,605,929

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on August 31, 2019.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

56

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

For the six months ended August 31, 2019, the Municipal Bond Fund, Defensive Allocation Fund and Taxable Bond Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at August 31, 2019. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of August 31, 2019:

Description	Value
Repurchase Agreement with Deutsche Bank Securities, Inc., 2.14%*#	$36,782,126
Repurchase Agreement with Deutsche Bank AG, London, 2.30%*#	20,000,000
Repurchase Agreement with Mizuho Securities USA, Inc., 2.14%*#	10,000,000
Repurchase Agreement with Citigroup Global Markets, Inc., 2.25%*#	5,000,000
Repurchase Agreement with Pershing, LLC, 2.22%*#	3,000,000
Time Deposit with Erste Group Bank AG, New York, 2.10%*	$3,000,000
Time Deposit with Shizuoka Bank New York, 2.25%*	1,000,000
Time Deposit with Bank of Montreal, London, 2.13%*	1,000,000
Domestic CD with The Chiba Bank LTD, New York, 2.40%*	750,000
Time Deposit with Toronto Dominion, London, 2.16%*	500,000
Domestic CD with The Chiba Bank LTD, New York, 2.40%*	500,000
Total	$81,532,126

*	The rate shown is the annualized 7-day yield as of August 31, 2019.

#	The repurchase agreements are collateralized by various fixed income U.S. Government Agency and U.S. Treasury Securities in the amount of $77,703,646

As of August 31, 2019, the Equity Allocation Fund held Non-Cash Collateral in the amount of $12,196,575 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended August 31, 2019, the Equity Allocation Fund paid $46,342 to JPM from securities lending revenue.

57

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Distributions to Shareholders

The Municipal Bond Fund and Taxable Bond Fund intend to pay dividends from net investment income at least quarterly. The Equity Allocation Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three

58

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(j)	Federal Income Taxes (Continued)

years. As of and during the six months ended August 31, 2019, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through June 30, 2020. The advisory fee waiver is not subject to recoupment. During the six months ended August 31, 2019, the Adviser waived $469,304 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. The Adviser voluntarily agreed to waive expenses at a rate of 0.05% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.05% of average daily net assets. For the six months ended August 31, 2019, the Adviser voluntarily waived $292,553 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through June 30, 2020. The advisory fee waiver is not subject to recoupment. During the six months ended August 31, 2019, the Adviser waived $447,737 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. The Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. For the six months ended August 31, 2019, the Adviser voluntarily waived $521,064 under the Administration Agreement.

59

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. The Adviser voluntarily waived expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. For the six months ended August 31, 2019, the Adviser voluntarily waived $583,283 under the Administration Agreement.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through June 30, 2020. The advisory fee waiver is not subject to recoupment. During the six months ended August 31, 2019, the Adviser waived $204,351 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. The Adviser voluntarily waived expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. For the six months ended August 31, 2019, the Adviser voluntarily waived $83,932 under the Administration Agreement.

(b)	Sub-Advisory Fees

Aperio Group, LLC and Acadian Asset Management LLC serve as the sub-advisers of the Equity Allocation Fund. Nuveen Asset Management, LLC and Wells Capital Management Inc. serve as the sub-advisers of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

60

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer of $50,000, as well as $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. The Chair of the Audit Committee is paid an additional $7,500 per year.

4.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2019, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Equity Allocation Fund	$205,685,298	$221,182,520	$—	$—
Municipal Bond Fund	101,201,382	184,380,914	232,437,228	103,231,958
Defensive Allocation Fund	137,212,236	86,000,514	—	—
Taxable Bond Fund	50,680,357	10,530,000	—	—

61

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

5.	FEDERAL TAX INFORMATION

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year, if so elected. As of February 28, 2019, the Equity Allocation Fund, Municipal Bond Fund, Defensive Allocation Fund and Taxable Bond Fund had $0, $0, $12,409,950 and $0, respectively, of post-October capital losses which will be deferred until March 1, 2019 for tax purposes.

At August 31, 2019, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,119,847,101	$1,448,697,299	$1,317,865,223	$249,530,283

Gross unrealized appreciation	$121,027,464	$89,739,131	$22,349,698	$10,433,762
Gross unrealized depreciation	(8,110,846)	(2,580,116)	(13,239,751)	(358,116)

Net unrealized appreciation on investments	$112,916,618	$87,159,015	$9,109,947	$10,075,646

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of the net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2019, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated net realized loss as follows.

	Increase (Decrease)
	Paid-in capital	Total Distributable Earnings
Equity Allocation Fund	$(29,498)	$29,498
Municipal Bond Fund	(1,160,764)	1,160,764
Defensive Allocation Fund	(262)	262
Taxable Bond Fund	(49,066)	49,066

62

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

As of February 28, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Undistributed ordinary income	$1,991,113	$—	$4,649,510	$932,219
Undistributed tax-exempt income	—	12,709,337	—	—
Undistributed long-term capital gains	28,053,945	—	—	—
Tax accumulated earnings	30,045,058	12,709,337	4,649,510	932,219
Accumulated capital and other losses	(69,012)	(6,565,371)	(12,409,950)	—
Unrealized appreciation/(depreciation) on investments	104,308,775	13,115,776	(676,774)	235,883
Unrealized depreciation on foreign currency	(9,495)	—	—	—
Total accumulated earnings/(deficit)	$134,275,326	$19,259,742	$(8,437,214)	$1,168,102

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2019 and 2018 is as follows:

	2019	2018
Distributions paid from:
Ordinary income	$21,560,225	$23,441,182
Net long-term capital gains	26,180,859	2,956,509
Total taxable distributions	47,741,084	26,397,691
Total distributions paid	$47,741,084	$26,397,691

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2019 and 2018 is as follows:

	2019	2018
Distributions paid from:
Net long-term capital gains	$—	$363,323
Total taxable distributions	—	363,323
Tax-exempt dividends	42,322,343	31,951,419
Total distributions paid	$42,322,343	$32,314,742

63

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2019 and 2018 is as follows:

	2019	2018
Distributions paid from:
Ordinary income	$24,858,733	$18,479,936
Net long-term capital gains	17,821,721	2,660,439
Total taxable distributions	42,680,454	21,140,375
Total distributions paid	$42,680,454	$21,140,375

The tax character of the distributions paid by the Taxable Bond Fund during the period ended February 28, 2019 is as follows:

2019*
Distributions paid from:
Ordinary Income	$3,127,613
Total taxable distributions	3,127,613
Total distributions paid	$3,127,613

*	Commenced operations as of the close of business on March 29, 2018.

As of February 28, 2019, the following Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration (Post-Enactment)
	Short-Term	Long-Term
Municipal Bond Fund	$2,982,462	$3,582,909

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU No. 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The ASU No. 2017-08 had no impact on Equity Allocation Fund, Defensive Allocation Fund, or Taxable Bond Fund. The Municipal Bond Fund has adopted and applied ASU No. 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU No. 2017-08, as of March 1, 2019, the Municipal Bond Fund’s amortized cost basis of investments was reduced by $5,539,646 and unrealized appreciation of investments was increased by $5,539,646. The adoption of ASU No. 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

64

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2019 (Unaudited)

6.	RECENT ACCOUNTING PRONOUNCEMENTS (Continued)

On August 28, 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU No. 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management is evaluating the impact of ASU No. 2018-13’s amendments on the financial statements of the Trust.

7.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

65

ASPIRIANT TRUST

Other Information

August 31, 2019 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ASPIRIANT TRUST

At a meeting held on April 25, 2019, the Board considered the renewal of (1) the Trust’s advisory agreement with the Adviser, on behalf of the Funds, (2) the sub-advisory agreements between the Adviser and each of Aperio Group, LLC (“Aperio”) and Acadian Asset Management LLC (“Acadian”) with respect to Equity Allocation Fund, and (3) the sub-advisory agreements between the Adviser and each of Nuveen Asset Management, LLC (“Nuveen”) and Wells Capital Management, Inc. (“WellsCap”; together with Aperio, Acadian and Nuveen, the “Sub-Advisers”) with respect to the Municipal Bond Fund.

After the initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser to each Fund, as applicable, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portions of the Equity Allocation Fund managed by Aperio and Acadian, respectively, and the portions of the Municipal Bond Fund managed by Nuveen and WellsCap, respectively. The Board noted periods of outperformance and underperformance relative to each Fund’s comparative index and Morningstar fund universe. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund generally and the portions of each Fund managed by Aperio, Acadian, WellsCap and Nuveen, as applicable.

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OTHER INFORMATION (Continued)

August 31, 2019 (Unaudited)

Cost of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that the advisory fee for each of the Equity Allocation Fund and Defensive Allocation Fund was lower than the advisory fees of 90% of funds in its respective Morningstar fund universe. The Board noted that the advisory fee for each of the Municipal Bond Fund and Taxable Bond Fund was lower than the advisory fees of 80% of funds in its respective Morningstar fund universe. The Board also noted that the Adviser does not manage any other client accounts using the same strategies as the Funds, and, therefore, it did not have a good basis for comparing the Funds’ advisory fees to those of other clients. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that the Adviser has been lowering its advisory fees with respect to the Equity Allocation Fund and the Municipal Bond Fund and that the Funds’ expense ratios have been decreasing. With respect to those assets of the Funds that the Adviser invests in underlying funds, the Board noted that the Funds’ advisory fees are based on services that the Adviser provides to the Funds that are in addition to, and not duplicative of, the services provided to an underlying fund by its adviser. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fees are fair and reasonable in light of the services that the Funds receive.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and to the Sub-Advisers, as applicable, and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses to its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability of the Adviser and Sub-Advisers was within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that the Sub-Advisers’ fee schedules include breakpoints and that the Adviser had been decreasing its fee over time with respect to the Equity Allocation Fund and Municipal Bond Fund, and currently was contractually waiving a portion of its fee with respect to the Equity Allocation Fund, Municipal Bond Fund and Taxable Bond Fund, thereby reducing the amount that it retains after paying the Sub-Advisers, if applicable. The Board concluded that the Funds’ shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Funds.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

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ASPIRIANT TRUST

Expense Examples

August 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2019 to August 31, 2019.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Equity Allocation Fund	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2019 to August 31, 2019(1)
Actual	$ 1,000.00	$ 1,018.40	0.30%	$ 1.53
Hypothetical	$ 1,000.00	$ 1,023.49	0.30%	$ 1.53

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ASPIRIANT TRUST

EXPENSE EXAMPLES (Continued)

August 31, 2019 (Unaudited)

Municipal Bond Fund	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2019 to August 31, 2019(1)
Actual	$ 1,000.00	$ 1,062.30	0.32%	$ 1.65
Hypothetical	$ 1,000.00	$ 1,023.40	0.32%	$ 1.61

Defensive Allocation Fund	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2019 to August 31, 2019(1)
Actual	$ 1,000.00	$ 1,018.60	0.18%	$ 0.93
Hypothetical	$ 1,000.00	$ 1,024.08	0.18%	$ 0.93

Taxable Bond Fund	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2019 to August 31, 2019(1)
Actual	$ 1,000.00	$ 1,059.00	0.28%	$ 1.43
Hypothetical	$ 1,000.00	$ 1,023.61	0.28%	$ 1.41

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/366 (to reflect the half-year period).

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ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Acadian Asset Management LLC
260 Franklin Street
Boston, MA 02110

Aperio Group, LLC
Three Harbor Drive, Suite 204
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wells Capital Management, Inc.
525 Market Street, 12th Floor
San Francisco, CA 94105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a)	(1)	Code of Ethics. Not applicable.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	11/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	11/8/2019

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	11/8/2019